UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-06669
Name of Fund:
BlackRock Capital Appreciation Fund, Inc.
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
05/31/2026
Date of reporting period:
11/30/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Capital Appreciation Fund, Inc.
Institutional Shares | MAFGX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.67%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,824,827,744
Number of Portfolio Holdings	42
Portfolio Turnover Rate	34%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	52.7%
Communication Services	13.6%
Consumer Discretionary	12.9%
Financials	7.2%
Health Care	7.1%
Industrials	5.3%
Real Estate	0.9%
Materials	0.2%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.9%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.0%
Meta Platforms, Inc., Class A	5.6%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.9%
Visa, Inc., Class A	3.7%
Eli Lilly & Co.	3.5%
Tesla, Inc.	3.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Institutional Shares | MAFGX
Semi-Annual Shareholder Report — November 30, 2025
MAFGX-11/25-SAR

BlackRock Capital Appreciation Fund, Inc.
Investor A Shares | MDFGX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$49	0.92%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,824,827,744
Number of Portfolio Holdings	42
Portfolio Turnover Rate	34%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	52.7%
Communication Services	13.6%
Consumer Discretionary	12.9%
Financials	7.2%
Health Care	7.1%
Industrials	5.3%
Real Estate	0.9%
Materials	0.2%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.9%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.0%
Meta Platforms, Inc., Class A	5.6%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.9%
Visa, Inc., Class A	3.7%
Eli Lilly & Co.	3.5%
Tesla, Inc.	3.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Investor A Shares | MDFGX
Semi-Annual Shareholder Report — November 30, 2025
MDFGX-11/25-SAR

BlackRock Capital Appreciation Fund, Inc.
Investor C Shares | MCFGX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$89	1.67%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,824,827,744
Number of Portfolio Holdings	42
Portfolio Turnover Rate	34%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	52.7%
Communication Services	13.6%
Consumer Discretionary	12.9%
Financials	7.2%
Health Care	7.1%
Industrials	5.3%
Real Estate	0.9%
Materials	0.2%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.9%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.0%
Meta Platforms, Inc., Class A	5.6%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.9%
Visa, Inc., Class A	3.7%
Eli Lilly & Co.	3.5%
Tesla, Inc.	3.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Investor C Shares | MCFGX
Semi-Annual Shareholder Report — November 30, 2025
MCFGX-11/25-SAR

BlackRock Capital Appreciation Fund, Inc.
Class K Shares | BFGBX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$33	0.62%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,824,827,744
Number of Portfolio Holdings	42
Portfolio Turnover Rate	34%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	52.7%
Communication Services	13.6%
Consumer Discretionary	12.9%
Financials	7.2%
Health Care	7.1%
Industrials	5.3%
Real Estate	0.9%
Materials	0.2%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.9%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.0%
Meta Platforms, Inc., Class A	5.6%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.9%
Visa, Inc., Class A	3.7%
Eli Lilly & Co.	3.5%
Tesla, Inc.	3.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Class K Shares | BFGBX
Semi-Annual Shareholder Report — November 30, 2025
BFGBX-11/25-SAR

BlackRock Capital Appreciation Fund, Inc.
Class R Shares | MRFGX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$63	1.17%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,824,827,744
Number of Portfolio Holdings	42
Portfolio Turnover Rate	34%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	52.7%
Communication Services	13.6%
Consumer Discretionary	12.9%
Financials	7.2%
Health Care	7.1%
Industrials	5.3%
Real Estate	0.9%
Materials	0.2%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.9%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.0%
Meta Platforms, Inc., Class A	5.6%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.9%
Visa, Inc., Class A	3.7%
Eli Lilly & Co.	3.5%
Tesla, Inc.	3.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Class R Shares | MRFGX
Semi-Annual Shareholder Report — November 30, 2025
MRFGX-11/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

NOVEMBER 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Capital Appreciation Fund, Inc.

BlackRock FundsSM

•	BlackRock Energy Opportunities Fund
•	BlackRock Health Sciences Opportunities Portfolio
•	BlackRock High Equity Income Fund
•	BlackRock Mid-Cap Growth Equity Portfolio
•	BlackRock Technology Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments (unaudited) November 30, 2025	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.2%
Axon Enterprise, Inc.(a)	96,673	$52,216,954
Howmet Aerospace, Inc.	260,670	53,330,475
TransDigm Group, Inc.	10,592	14,406,921

		119,954,350

Automobiles — 4.4%
Ferrari NV	102,832	40,299,861
Tesla, Inc.(a)	296,070	127,360,432

		167,660,293

Broadline Retail — 8.5%
Amazon.com, Inc.(a)	1,394,451	325,213,862

Capital Markets — 2.4%
KKR & Co., Inc., Class A	604,062	73,882,823
S&P Global, Inc.	32,602	16,262,856

		90,145,679

Chemicals — 0.2%
Sherwin-Williams Co. (The)	22,507	7,735,431

Communications Equipment — 2.1%
Arista Networks, Inc.(a)	611,177	79,868,610

Electrical Equipment — 2.2%
Vertiv Holdings Co., Class A	471,127	84,675,656

Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	380,796	53,654,156

Entertainment — 2.0%
Netflix, Inc.(a)	693,469	74,603,395

Financial Services — 4.8%
Adyen NV(a)(b)	27,911	43,623,808
Visa, Inc., Class A	420,497	140,631,017

		184,254,825

Health Care Equipment & Supplies — 2.8%
Boston Scientific Corp.(a)	359,988	36,567,581
Intuitive Surgical, Inc.(a)	125,202	71,800,843

		108,368,424

Interactive Media & Services — 10.5%
Alphabet, Inc., Class A	590,989	189,222,858
Meta Platforms, Inc., Class A	329,635	213,586,998

		402,809,856

IT Services — 2.2%
Shopify, Inc., Class A(a)	252,930	40,124,815
Snowflake, Inc., Class A(a)	174,099	43,740,633

		83,865,448

Life Sciences Tools & Services — 0.8%
Danaher Corp.	135,284	30,679,706

Pharmaceuticals — 3.5%
Eli Lilly & Co.	125,320	134,777,900

Real Estate Management & Development — 0.9%
CoStar Group, Inc.(a)	515,831	35,489,173

Semiconductors & Semiconductor Equipment — 24.7%
Advanced Micro Devices, Inc.(a)	355,756	77,387,603
ASM International NV	30,478	16,859,777
Broadcom, Inc.	528,000	212,762,880
Intel Corp.(a)	2,049,758	83,138,184

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	389,141	$60,705,996
NVIDIA Corp.	2,797,031	495,074,487

		945,928,927

Software — 14.0%
AppLovin Corp., Class A(a)	70,128	42,040,333
BitMine Immersion Technologies, Inc.(a)	645,281	21,371,707
Cadence Design Systems, Inc.(a)	49,067	15,301,053
Intuit, Inc.	34,665	21,980,383
Microsoft Corp.	688,279	338,640,151
Oracle Corp.	283,297	57,211,829
Palantir Technologies, Inc., Class A(a)	233,917	39,403,319

		535,948,775

Technology Hardware, Storage & Peripherals — 6.0%
Apple Inc.	825,480	230,185,098

Total Common Stocks — 96.6% (Cost: $1,758,371,157)		3,695,819,564

Preferred Securities

Preferred Stocks — 3.3%

Interactive Media & Services — 1.1%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $19,426,516)(a)(c)(d)	177,291	41,347,807

Software — 2.2%
Databricks, Inc.
Series D, (Acquired 03/27/25, cost $34,703,225)(a)(c)(d)	375,170	66,892,811
Series J, (Acquired 01/21/25, cost $10,208,947)(a)(c)(d)	110,367	19,678,436

		86,571,247

Total Preferred Securities — 3.3% (Cost: $64,338,688)		127,919,054

Total Long-Term Investments — 99.9% (Cost: $1,822,709,845)		3,823,738,618

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(e)(f)	6,696,251	6,696,251

Total Short-Term Securities — 0.2% (Cost: $6,696,251)		6,696,251

Total Investments — 100.1% (Cost: $1,829,406,096)		3,830,434,869
Liabilities in Excess of Other Assets — (0.1)%		(5,607,125)

Net Assets — 100.0%		$3,824,827,744

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $127,919,054, representing 3.3% of its net assets as of period end, and an original cost of $64,338,688.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Capital Appreciation Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 19,432,275	$—		$(19,445,939	)(b)	$13,664	$—	$—	$—	$18,102	(c)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,447,738	1,248,513	(b)	—		—	—	6,696,251	6,696,251	133,066		—

						$13,664	$—	$6,696,251		$151,168		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$119,954,350	$—	$—	$119,954,350
Automobiles	167,660,293	—	—	167,660,293
Broadline Retail	325,213,862	—	—	325,213,862
Capital Markets	90,145,679	—	—	90,145,679
Chemicals	7,735,431	—	—	7,735,431
Communications Equipment	79,868,610	—	—	79,868,610
Electrical Equipment	84,675,656	—	—	84,675,656
Electronic Equipment, Instruments & Components	53,654,156	—	—	53,654,156
Entertainment	74,603,395	—	—	74,603,395
Financial Services	140,631,017	43,623,808	—	184,254,825
Health Care Equipment & Supplies	108,368,424	—	—	108,368,424
Interactive Media & Services	402,809,856	—	—	402,809,856
IT Services	83,865,448	—	—	83,865,448
Life Sciences Tools & Services	30,679,706	—	—	30,679,706
Pharmaceuticals	134,777,900	—	—	134,777,900
Real Estate Management & Development	35,489,173	—	—	35,489,173
Semiconductors & Semiconductor Equipment	929,069,150	16,859,777	—	945,928,927
Software	535,948,775	—	—	535,948,775
Technology Hardware, Storage & Peripherals	230,185,098	—	—	230,185,098
Preferred Securities	—	—	127,919,054	127,919,054
Short-Term Securities
Money Market Funds	6,696,251	—	—	6,696,251

	$3,642,032,230	$60,483,585	$127,919,054	$3,830,434,869

4	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Capital Appreciation Fund, Inc.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets
Opening Balance, as of May 31, 2025	$89,765,134
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)(b)	38,153,920
Purchases	—
Sales	—

Closing Balance, as of November 30, 2025	$127,919,054

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2025(b)	$38,153,920

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Securities	$127,919,054	Market	Revenue Multiple	1.35x - 22.00x	15.33x

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) November 30, 2025	BlackRock Energy Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Consumer Staples Distribution & Retail — 1.0%
Alimentation Couche-Tard, Inc.	47,900	$2,608,458

Energy Equipment & Services — 2.8%
Poseidon Concepts Corp.(a)(b)	35,081	1
Subsea 7 SA	33,700	650,025
TechnipFMC PLC	138,866	6,285,075
Tecnicas Reunidas SA(b)	23,150	766,329

		7,701,430

Oil, Gas & Consumable Fuels — 94.0%
ARC Resources Ltd.	142,530	2,541,663
California Resources Corp.	29,066	1,388,773
Cameco Corp. (CAD)	47,749	4,230,422
Canadian Natural Resources Ltd.	289,838	9,791,586
Cheniere Energy, Inc.	41,349	8,619,613
Chevron Corp.	165,149	24,958,968
ConocoPhillips	97,093	8,611,178
EOG Resources, Inc.	76,340	8,233,269
EQT Corp.	67,713	4,121,013
Exxon Mobil Corp.	455,571	52,809,790
Galp Energia SGPS SA, Class B	138,871	2,791,764
Gazprom PJSC(a)(b)	639,500	82
Gaztransport Et Technigaz SA	19,575	3,913,087
HF Sinclair Corp.	63,726	3,371,743
Kinder Morgan, Inc.	327,891	8,957,982
Kosmos Energy Ltd.(b)(c)	664,916	744,706
Pembina Pipeline Corp.	129,574	5,049,163
Permian Resources Corp., Class A	430,556	6,238,756
Repsol SA	192,000	3,557,637
Shell PLC	749,805	27,556,027
Suncor Energy, Inc.	192,770	8,632,543

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	45,260	$7,934,531
TC Energy Corp.	189,556	10,367,287
TotalEnergies SE	291,551	19,180,206
Valero Energy Corp.	54,348	9,606,553
Williams Cos., Inc. (The)	186,934	11,389,889

		254,598,231

Total Long-Term Investments — 97.8% (Cost: $178,299,808)		264,908,119

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	789,953	790,347
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(d)(e)	5,050,101	5,050,101

Total Short-Term Securities — 2.2% (Cost: $5,840,448)		5,840,448

Total Investments — 100.0% (Cost: $184,140,256)		270,748,567
Other Assets Less Liabilities — 0.0%		128,902

Net Assets — 100.0%		$270,877,469

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$790,355	(a)	$—	$(8)	$—	$790,347	789,953	$243	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,948,783	3,101,318	(a)	—	—	—	5,050,101	5,050,101	66,062		—

					$(8)	$—	$5,840,448		$66,305		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

6	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Energy Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Consumer Staples Distribution & Retail	$2,608,458	$—	$—	$2,608,458
Energy Equipment & Services	6,285,075	1,416,354	1	7,701,430
Oil, Gas & Consumable Fuels	197,599,428	56,998,721	82	254,598,231

Short-Term Securities
Money Market Funds	5,840,448	—	—	5,840,448

	$212,333,409	$58,415,075	$83	$270,748,567

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) November 30, 2025	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 26.6%
4D Molecular Therapeutics, Inc.(a)	129,009	$1,504,245
AbbVie, Inc.	1,182,770	269,316,729
Allogene Therapeutics, Inc.(a)(b)	1,235,040	1,803,158
Alnylam Pharmaceuticals, Inc.(a)	295,219	133,211,669
Amgen, Inc.	670,330	231,572,202
Apogee Therapeutics, Inc.(a)	207,345	14,922,620
Arcellx, Inc.(a)	186,729	13,577,066
Arcus Biosciences, Inc.(a)	465,407	12,147,123
Argenx SE, ADR(a)	72,459	66,081,159
Ascendis Pharma A/S, ADR(a)(b)	32,926	6,991,178
Autolus Therapeutics PLC, ADR(a)(b)	744,753	1,050,102
Avidity Biosciences, Inc.(a)	101,637	7,287,373
Beam Therapeutics, Inc.(a)(b)	171,649	4,347,869
Biogen, Inc.(a)	330,978	60,267,784
Biohaven Ltd.(a)	356,386	3,574,552
BioMarin Pharmaceutical, Inc.(a)	329,622	18,435,758
BioNTech SE, ADR(a)	42,829	4,417,811
Bridgebio Oncology Therapeutics, Inc. (Acquired 08/08/25, cost $2,242,992)(a)(c)	209,287	2,576,323
BridgeBio Oncology Therapeutics, Inc.(a)(b)	688,356	8,473,662
Bridgebio Pharma, Inc.(a)	209,311	15,072,485
Bright Minds Biosciences, Inc.(a)	2,001	140,070
CG oncology, Inc.(a)	60,803	2,726,407
Cytokinetics, Inc.(a)	251,375	17,126,179
Denali Therapeutics, Inc.(a)	234,300	4,561,821
Disc Medicine, Inc.(a)	88,432	8,256,012
Dyne Therapeutics, Inc.(a)	284,975	6,240,952
Enanta Pharmaceuticals, Inc.(a)	502,656	7,097,503
Exact Sciences Corp.(a)	559,938	56,716,120
Exelixis, Inc.(a)	236,668	10,453,626
Gilead Sciences, Inc.	1,585,265	199,489,748
Incyte Corp.(a)	404,753	42,280,498
Insmed, Inc.(a)	326,291	67,793,481
Ionis Pharmaceuticals, Inc.(a)	173,690	14,369,374
Kailera Therapeutics, Inc., Series B (Acquired 10/31/25, cost $5,992,000)(a)(c)(d)	428,000	5,992,000
Kartos Therapeutics, Inc., Series C (Acquired 08/22/23, cost $6,974,988)(a)(c)(d)	1,233,856	7,008,302
Kymera Therapeutics, Inc.(a)(b)	55,346	3,756,886
Legend Biotech Corp., ADR(a)	126,380	3,501,990
Merus NV(a)	206,777	19,879,541
Moderna, Inc.(a)	572,943	14,885,059
Natera, Inc.(a)	133,100	31,785,611
Neurocrine Biosciences, Inc.(a)	80,426	12,237,620
Nuvalent, Inc., Class A(a)	322,681	35,285,167
Olema Pharmaceuticals, Inc.(a)	259,430	7,347,058
Oruka Therapeutics, Inc.(a)	189,022	5,689,562
Protagonist Therapeutics, Inc.(a)	378,430	34,058,700
PTC Therapeutics, Inc.(a)	145,525	12,513,695
Regeneron Pharmaceuticals, Inc.	99,733	77,810,689
REGENXBIO, Inc.(a)	219,311	2,936,574
Rhythm Pharmaceuticals, Inc.(a)	550,460	60,049,681
Roivant Sciences Ltd.(a)	478,695	9,961,643
Scholar Rock Holding Corp.(a)	231,108	10,182,618
Stoke Therapeutics, Inc.(a)	483,398	14,941,832
Summit Therapeutics, Inc.(a)(b)	397,896	7,118,359
TScan Therapeutics, Inc.(a)	568,707	631,265
uniQure NV(a)	122,925	3,381,667
United Therapeutics Corp.(a)	41,636	20,235,096
Upstream Bio, Inc.(a)	197,564	5,650,330
Vaxcyte, Inc.(a)	89,436	4,436,920

Security	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(a)	143,095	$62,047,423
Viking Therapeutics, Inc.(a)(b)	107,335	3,951,001
Vir Biotechnology, Inc.(a)	228,276	1,465,532
Vor BioPharma, Inc.(a)	117,570	979,358
Voyager Therapeutics, Inc.(a)	379,198	1,550,920
Zealand Pharma A/S(a)	75,695	6,083,731

		1,801,238,489

Health Care Equipment & Supplies — 22.3%
Abbott Laboratories	2,647,853	341,308,252
Alcon AG	66,973	5,311,629
Boston Scientific Corp.(a)	1,836,479	186,549,537
Cooper Cos., Inc. (The)(a)(b)	299,483	23,338,710
Dexcom, Inc.(a)	678,143	43,041,736
Edwards Lifesciences Corp.(a)	1,748,026	151,501,413
GE HealthCare Technologies, Inc.	231,768	18,539,122
Glaukos Corp.(a)	89,037	9,463,743
Hologic, Inc.(a)	141,365	10,598,134
IDEXX Laboratories, Inc.(a)	76,237	57,397,313
Insulet Corp.(a)	91,564	29,958,825
Intuitive Surgical, Inc.(a)	325,960	186,931,541
Medtronic PLC	2,169,337	228,496,266
Novocure Ltd.(a)	586,731	7,516,024
Nyxoah SA(a)(b)	344,664	1,654,387
Orchestra BioMed Holdings, Inc.(a)	210,594	1,120,360
Penumbra, Inc.(a)	136,101	39,900,730
STERIS PLC	66,341	17,665,282
Stryker Corp.	410,154	152,240,962

		1,512,533,966

Health Care Providers & Services — 11.1%
Cencora, Inc.	298,082	109,971,392
Centene Corp.(a)	557,433	21,929,414
CVS Health Corp.	367,062	29,497,102
Elevance Health, Inc.	90,524	30,620,648
Exo Imaging, Inc. (Acquired 06/24/21, cost $11,178,821)(a)(c)(d)	19,083	7,061
Guardant Health, Inc.(a)	343,956	37,291,709
HCA Healthcare, Inc.	128,427	65,278,160
Humana, Inc.	80,397	19,759,171
Labcorp Holdings, Inc.	129,346	34,765,618
McKesson Corp.	132,195	116,479,658
Quest Diagnostics, Inc.	108,254	20,479,492
Tenet Healthcare Corp.(a)	111,596	24,198,477
UnitedHealth Group, Inc.	736,018	242,716,656

		752,994,558

Health Care Technology — 0.4%
Carbon Health Technologies, Inc. (Acquired 07/09/21, cost $18,064,000)(a)(c)(d)	2,720,277	27,203
Veeva Systems, Inc., Class A(a)	101,554	24,402,410

		24,429,613

Life Sciences Tools & Services — 10.3%
Agilent Technologies, Inc.	406,802	62,444,107
Bio-Rad Laboratories, Inc., Class A(a)	25,295	8,217,333
Bio-Techne Corp.	198,125	12,781,044
Bruker Corp.	482,169	23,534,669
Charles River Laboratories International, Inc.(a)	57,394	10,224,167
Danaher Corp.	674,518	152,967,192
Illumina, Inc.(a)	149,093	19,598,275
IQVIA Holdings, Inc.(a)	224,389	51,611,714
Mettler-Toledo International, Inc.(a)	4,693	6,930,247
Repligen Corp.(a)	139,542	23,864,473
Thermo Fisher Scientific, Inc.	424,384	250,738,799

8	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp.(a)	112,688	$45,460,593
West Pharmaceutical Services, Inc.	116,000	32,161,000

		700,533,613

Pharmaceuticals — 28.2%
AstraZeneca PLC	459,512	85,197,647
Bristol-Myers Squibb Co.	1,399,228	68,842,018
Daiichi Sankyo Co. Ltd.	688,300	16,964,523
Edgewise Therapeutics, Inc.(a)	261,711	6,814,954
Elanco Animal Health, Inc.(a)	493,714	11,488,725
Eli Lilly & Co.	687,214	739,078,041
Galderma Group AG	156,652	31,274,157
Johnson & Johnson	2,746,550	568,316,126
LB Pharmaceuticals, Inc.(a)	579,919	10,316,759
Maze Therapeutics, Inc.(a)	6,131	231,445
MBX Biosciences, Inc.(a)	340,569	11,746,225
Merck & Co., Inc.	1,335,501	140,000,570
Pfizer, Inc.	1,210,275	31,152,478
Roche Holding AG, NVS	214,550	82,194,831
Terns Pharmaceuticals, Inc.(a)	256,540	7,211,339
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	2,733,003	73,490,451
UCB SA	92,407	25,829,029
Ventyx Biosciences, Inc.(a)	603,440	6,034,400

		1,916,183,718

Total Common Stocks — 98.9% (Cost: $3,507,666,898)		6,707,913,957

	Par (000)

Other Interests(a)(c)(d)(e)
Afferent Pharmaceuticals, Inc., Series C (Acquired 06/30/15, cost $0)	USD 3,421	34
Affinivax Inc. (Acquired 08/19/22, cost $0)	123	1,256,490

Total Other Interests — 0.0% (Cost: $0)		1,256,524

	Shares

Preferred Securities

Preferred Stocks — 0.6%

Biotechnology — 0.4%
Adarx Pharmaceuticals, Inc., Series C, (Acquired 08/02/23, cost $6,399,994)(a)(c)(d)	769,230	9,615,375
Cellarity, Inc., Series B, (Acquired 01/15/21, cost $5,149,998)(a)(c)(d)	858,333	2,025,666
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, cost $4,207,998)(a)(c)(d)	823,870	4,564,240
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, cost $4,152,184)(a)(c)(d)	3,518,800	1,407,520
Kartos Therapeutics, Inc., Series D, (Acquired 02/19/25, cost $1,919,018)(a)(c)(d)	339,469	1,928,184
Laronde, Inc., Series B, (Acquired 07/28/21, cost $10,822,560)(a)(c)(d)	386,520	9,392,436

		28,933,421

Health Care Equipment & Supplies — 0.0%
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, cost $5,270,016)(a)(c)(d)	1,700	3,791

Security	Shares	Value

Health Care Providers & Services — 0.1%
Exo Imaging, Inc., (Acquired 07/24/24, cost $577,098)(a)(c)(d)	890,877	$659,249
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, cost $9,727,321)(a)(c)(d)	80,024,425	5,508,273

		6,167,522

Pharmaceuticals — 0.1%

Insitro, Series C, (Acquired 03/10/21, cost $10,839,964)(a)(c)(d)	592,636	5,932,286

Total Preferred Securities — 0.6% (Cost: $59,066,151)		41,037,020

Rights

Biotechnology — 0.0%
Blueprint Medicines Corp., CVR(a)(d)	204,909	200,811
Korro Bio, Inc., CVR(a)(d)	428,010	4
Mirati Therapeutics, Inc., CVR(a)(b)(d)	228,510	178,238

		379,053

Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR(a)(d)	243,643	562,815

Total Rights — 0.0% (Cost: $ —)		941,868

Warrants(a)

Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)	77,354	24,591

Total Warrants — 0.0% (Cost: $167,140)		24,591

Total Long-Term Investments — 99.5% (Cost: $3,566,900,189)		6,751,173,960

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(f)(g)(h)	33,085,381	33,101,923
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(f)(g)	38,774,941	38,774,941

Total Short-Term Securities — 1.0% (Cost: $71,872,709)		71,876,864

Total Investments — 100.5% (Cost: $3,638,772,898)		6,823,050,824
Liabilities in Excess of Other Assets — (0.5)%		(35,626,166)

Net Assets — 100.0%		$6,787,424,658

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $57,904,433, representing 0.9% of its net assets as of period end, and an original cost of $103,518,952.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Health Sciences Opportunities Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$53,001,569	$—	$(19,902,184	)(a)	$934	$1,604	$33,101,923	33,085,381	$355,284	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	332,559,809	—	(293,784,868	)(a)	—	—	38,774,941	38,774,941	1,241,410		—

					$934	$1,604	$71,876,864		$1,596,694		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$1,779,578,133	$8,660,054	$13,000,302	$1,801,238,489
Health Care Equipment & Supplies	1,512,533,966	—	—	1,512,533,966
Health Care Providers & Services	752,987,497	—	7,061	752,994,558
Health Care Technology	24,402,410	—	27,203	24,429,613
Life Sciences Tools & Services	700,533,613	—	—	700,533,613
Pharmaceuticals	1,674,723,531	241,460,187	—	1,916,183,718
Other Interests	—	—	1,256,524	1,256,524
Preferred Securities	—	—	41,037,020	41,037,020
Rights	—	—	941,868	941,868
Warrants	24,591	—	—	24,591
Short-Term Securities
Money Market Funds	71,876,864	—	—	71,876,864

	$6,516,660,605	$250,120,241	$56,269,978	$6,823,050,824

See notes to financial statements.

10	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2025	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.7%
Airbus SE	13,986	$3,289,401
Boeing Co. (The)(a)	57,704	10,906,056
L3Harris Technologies, Inc.	20,648	5,754,391
Lockheed Martin Corp.	11,710	5,361,541
RTX Corp.	16,906	2,957,028
Textron, Inc.	67,700	5,629,932

		33,898,349

Air Freight & Logistics — 0.3%
FedEx Corp.	20,460	5,640,413

Automobile Components — 0.3%
Aptiv PLC(a)	84,045	6,517,690

Automobiles — 0.4%
General Motors Co.	96,415	7,088,431

Banks — 6.2%
Bank of America Corp.	143,614	7,704,891
Citigroup, Inc.	500,720	51,874,592
Citizens Financial Group, Inc.	114,110	6,173,351
First Citizens BancShares, Inc., Class A	15,412	28,942,041
Flagstar Bank NA(b)	436,591	5,343,874
Wells Fargo & Co.	258,965	22,232,145

		122,270,894

Beverages — 1.0%
Keurig Dr. Pepper, Inc.	512,825	14,307,817
PepsiCo, Inc.	31,870	4,740,344

		19,048,161

Broadline Retail — 2.5%
Amazon.com, Inc.(a)	170,031	39,654,630
PDD Holdings, Inc., ADR(a)	85,256	9,896,516

		49,551,146

Building Products — 0.9%
Fortune Brands Innovations, Inc.	327,501	16,908,877

Capital Markets — 1.9%
Carlyle Group, Inc. (The)	142,761	7,784,757
Charles Schwab Corp. (The)	86,887	8,057,031
Intercontinental Exchange, Inc.	136,712	21,504,798

		37,346,586

Chemicals — 1.9%
Air Products & Chemicals, Inc.	39,049	10,193,741
Axalta Coating Systems Ltd.(a)	166,390	5,013,331
LyondellBasell Industries NV, Class A	226,750	11,108,483
PPG Industries, Inc.	106,374	10,641,655

		36,957,210

Commercial Services & Supplies — 0.8%
Rentokil Initial PLC	2,731,974	15,039,773

Communications Equipment — 0.9%
Cisco Systems, Inc.	229,228	17,636,802

Consumer Staples Distribution & Retail — 1.6%
Dollar General Corp.	227,901	24,952,881
Sysco Corp.	96,640	7,363,968

		32,316,849

Containers & Packaging — 1.1%
Crown Holdings, Inc.	62,340	6,036,382
Sealed Air Corp.	358,859	15,412,994

		21,449,376

Security	Shares	Value
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.	207,449	$8,528,228

Electric Utilities — 1.6%
American Electric Power Co., Inc.	5	619
Evergy, Inc.	150,939	11,720,413
Exelon Corp.	313,877	14,789,884
PG&E Corp.	302,962	4,883,748

		31,394,664

Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	98,980	14,274,895
Ralliant Corp.	136,053	6,716,937

		20,991,832

Entertainment — 0.1%
Walt Disney Co. (The)	25,391	2,652,598

Financial Services — 1.7%
Fidelity National Information Services, Inc.	347,718	22,869,413
Global Payments, Inc.	70,233	5,320,852
Voya Financial, Inc.	84,704	5,954,691

		34,144,956

Food Products — 1.2%
Campbell’s Co. (The)	257,150	7,837,932
Kraft Heinz Co. (The)	384,291	9,803,263
Lamb Weston Holdings, Inc.	119,624	7,064,994

		24,706,189

Ground Transportation — 0.7%
Canadian National Railway Co.	62,630	6,005,972
CSX Corp.	94,160	3,329,498
Union Pacific Corp.	19,696	4,566,124

		13,901,594

Health Care Equipment & Supplies — 3.6%
Baxter International, Inc.	1,181,638	22,143,896
Becton Dickinson & Co.	124,409	24,137,834
Medtronic PLC	245,258	25,833,025

		72,114,755

Health Care Providers & Services — 3.2%
Cardinal Health, Inc.	85,491	18,146,320
Centene Corp.(a)	127,408	5,012,231
CVS Health Corp.	302,779	24,331,320
Elevance Health, Inc.	46,317	15,667,188
Labcorp Holdings, Inc.	9	2,419

		63,159,478

Health Care REITs — 0.4%
Healthcare Realty Trust, Inc.	391,993	7,146,032

Hotels, Restaurants & Leisure — 0.3%
Sodexo SA	127,780	6,758,345

Household Products — 0.7%
Henkel AG & Co. KGaA, NVS	181,398	14,631,139

Industrial REITs — 0.9%
Rexford Industrial Realty, Inc.	245,411	10,211,552
STAG Industrial, Inc.	177,493	6,971,925

		17,183,477

Insurance — 1.0%
American International Group, Inc.	112,655	8,579,805
Fidelity National Financial, Inc., Class A	199,183	11,837,445
Willis Towers Watson PLC	912	292,752

		20,710,002

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Interactive Media & Services — 1.9%
Alphabet, Inc., Class C, NVS	79,951	$25,593,914
Meta Platforms, Inc., Class A	18,208	11,797,874

		37,391,788

IT Services — 0.3%
Cognizant Technology Solutions Corp., Class A	82,686	6,425,529

Leisure Products — 0.5%
Hasbro, Inc.	109,787	9,068,406

Machinery — 1.0%
CNH Industrial NV	709,436	6,689,981
Fortive Corp.	136,945	7,323,819
Middleby Corp. (The)(a)	50,520	5,971,464

		19,985,264

Media — 1.4%
Comcast Corp., Class A	423,776	11,310,582
WPP PLC	3,973,763	15,978,888

		27,289,470

Metals & Mining — 1.2%
Barrick Mining Corp.	163,483	6,758,387
Teck Resources Ltd., Class B	385,908	16,551,594

		23,309,981

Multi-Utilities — 0.7%
Dominion Energy, Inc.	225,810	14,174,094

Oil, Gas & Consumable Fuels — 3.2%
BP PLC	4,089,109	24,557,744
Kosmos Energy Ltd.(a)	5,063,403	5,671,011
Shell PLC	446,919	16,424,687
Tourmaline Oil Corp.	348,556	15,988,007

		62,641,449

Pharmaceuticals — 2.0%
Bayer AG, Registered Shares	301,457	10,665,157
Bristol-Myers Squibb Co.	176,295	8,673,714
Sanofi SA	198,590	19,806,862

		39,145,733

Professional Services — 2.4%
Maximus, Inc.	239,040	20,578,954
SS&C Technologies Holdings, Inc.	318,696	27,388,734

		47,967,688

Residential REITs — 0.4%
AvalonBay Communities, Inc.	44,927	8,174,018

Semiconductors & Semiconductor Equipment — 0.5%
NVIDIA Corp.	26,770	4,738,290
STMicroelectronics NV, NY Shares, ADR	214,213	4,924,757

		9,663,047

Software — 1.6%
Microsoft Corp.	40,331	19,843,256
Workday, Inc., Class A(a)	56,460	12,173,905

		32,017,161

Specialized REITs — 0.2%
Crown Castle, Inc.	54,853	5,006,982

Technology Hardware, Storage & Peripherals — 4.1%
Hewlett Packard Enterprise Co.	691,568	15,124,592
HP, Inc.	208,841	5,099,897
Samsung Electronics Co. Ltd., Registered Shares, GDR	25,366	44,005,052
Western Digital Corp.	100,196	16,365,013

		80,594,554

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.5%
Swatch Group AG (The)	45,724	$9,249,134

Tobacco — 0.7%
British American Tobacco PLC	224,266	13,167,829

Trading Companies & Distributors — 1.4%
WESCO International, Inc.	103,052	27,557,135

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B, NVS	67,702	2,648,502

Total Common Stocks — 62.5% (Cost: $1,027,903,192)		1,235,171,610

	Par (000)

Equity-Linked Notes

Aerospace & Defense — 1.7%
Goldman Sachs & Co. LLC (L3Harris Technologies, Inc.) 17.19% 12/15/25	USD 28,600	8,039,667
JP Morgan Securities LLC (Boeing Co. (The)) 26.43% 01/12/26	40,100	7,703,533
Morgan Stanley & Co. LLC (Textron, Inc.) Series 000k 12.23% 01/22/26	50,000	4,146,000
Nomura Securities International, Inc. (Lockheed Martin Corp.) 21.50% 12/04/25	8,200	3,734,345
RBC Capital Markets LLC (Airbus SE) 18.75% 01/08/26	EUR 16,500	3,926,429
Toronto-Dominion Bank (RTX Corp.) 20.64% 01/15/26	USD 36,200	6,399,957

		33,949,931

Air Freight & Logistics — 0.2%
BNP Paribas Securities Corporation (FedEx Corp.) 22.17% 01/22/26	15,000	4,125,750

Automobile Components — 0.2%
BNP Paribas Securities Corporation (Aptiv PLC) 26.51% 01/12/26	58,800	4,630,061

Automobiles — 0.3%
Mizuho Securities USA LLC (General Motors Co.) 24.02% 12/08/25	108,700	6,611,901

Banks — 2.3%
Goldman Sachs & Co. LLC (Wells Fargo & Co.) 22.87% 01/22/26	191,400	16,298,093
Morgan Stanley & Co. LLC (Flagstar Bank NA) 25.37% 01/12/26	404,600	4,627,280
RBC Capital Markets LLC (Citizens Financial Group, Inc.) 20.41% 01/15/26	84,200	4,418,384
Toronto-Dominion Bank (First Citizens BancShares, Inc.) 19.62% 12/18/25	10,700	19,484,167

		44,827,924

Beverages — 0.4%
JP Morgan Securities LLC (Keurig Dr. Pepper, Inc.) Series DM03 21.92% 12/04/25	185,600	5,176,299
Mizuho Securities USA LLC (PepsiCo, Inc.) 22.77% 12/26/25	22,900	3,357,868

		8,534,167

Broadline Retail — 1.1%
SG Americas Securities LLC (Amazon.com, Inc.) 24.04% 12/22/25	95,900	22,308,715

Building Products — 0.6%
Morgan Stanley & Co. LLC (Fortune Brands Innovations, Inc.) Series 000X 34.84% 01/12/26	226,600	11,381,623

12	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Capital Markets — 1.2%
Citigroup Global Markets, Inc. (Charles Schwab Corp. (The)) 21.91% 01/15/26	USD 62,700	$5,901,580
Nomura Securities International, Inc. (Carlyle Group, Inc. (The)) 30.51% 12/04/25	100,700	5,507,242
RBC Capital Markets LLC (Intercontinental Exchange, Inc.) 20.93% 01/22/26	77,700	12,020,716

		23,429,538

Chemicals — 0.9%
Citigroup Global Markets, Inc. (PPG Industries, Inc.) 22.30% 12/18/25	73,800	7,473,369
Goldman Sachs & Co. LLC (Axalta Coating Systems Ltd.) 17.94% 12/18/25	115,600	3,462,436
Mizuho Securities USA LLC (Air Products & Chemicals, Inc.) 18.02% 01/15/26	28,700	7,330,944

		18,266,749

Commercial Services & Supplies — 0.5%
JP Morgan Securities LLC (Rentokil Initial PLC) 13.22% 12/11/25	GBP 1,930,300	10,623,696

Communications Equipment — 0.6%
JP Morgan Securities LLC (Cisco Systems, Inc.) Series MXWT 17.71% 12/22/25	USD 159,200	12,116,177

Consumer Staples Distribution & Retail — 1.0%
Nomura Securities International, Inc. (Sysco Corp.) 13.36% 12/08/25	49,600	3,783,545
SG Americas Securities LLC (Dollar General Corp.) 35.23% 12/26/25	143,200	15,398,517

		19,182,062

Containers & Packaging — 0.5%
BMO Capital Markets Corp. (Sealed Air Corp.) 21.73% 01/22/26	122,900	5,274,469
JP Morgan Securities LLC (Crown Holdings, Inc.) Series BSKj 14.50% 12/15/25	43,200	4,203,383

		9,477,852

Diversified Telecommunication Services — 0.3%
BNP Paribas Securities Corporation (Verizon Communications, Inc.) 21.09% 01/22/26	153,200	6,241,368

Electric Utilities — 1.2%
BNP Paribas Securities Corporation (Evergy, Inc.) 17.77% 01/15/26	80,300	6,234,881
Nomura Securities International, Inc. (American Electric Power Co., Inc.) 18.55% 01/22/26	36,500	4,415,774
Nomura Securities International, Inc. (Exelon Corp.) 19.86% 12/04/25	221,700	10,461,414
Toronto-Dominion Bank (PG&E Corp.) 19.21% 12/15/25	210,600	3,398,262

		24,510,331

Electronic Equipment, Instruments & Components — 0.3%
BMO Capital Markets Corp. (CDW Corp.) 27.00% 01/12/26	39,500	5,495,801

Entertainment — 0.1%
JP Morgan Securities LLC (Walt Disney Co. (The)) Series DM02 25.28% 12/04/25	17,800	1,867,964

Financial Services — 1.4%
Morgan Stanley & Co. LLC (Fidelity National Information Services, Inc.) 26.10% 12/26/25	251,200	16,603,027

Security	Par (000)	Value
Financial Services (continued)
Morgan Stanley & Co. LLC (Voya Financial, Inc.) 21.49% 01/20/26	USD 124,300	$8,772,431
SG Americas Securities LLC (Global Payments, Inc.) 41.25% 12/22/25	39,600	3,057,641

		28,433,099

Food Products — 0.9%
Mizuho Securities USA LLC (Campbell’s Co. (The)) 30.72% 01/15/26	190,000	5,752,827
Toronto-Dominion Bank (Kraft Heinz Co. (The)) 26.72% 12/15/25	216,800	5,537,089
UBS Securities LLC (Lamb Weston Holdings, Inc.) 25.60% 12/08/25	106,900	6,325,066

		17,614,982

Ground Transportation — 0.3%
Citigroup Global Markets, Inc. (CSX Corp.) 20.15% 01/12/26	67,900	2,385,756
Mizuho Securities USA LLC (Union Pacific Corp.) 17.77% 01/20/26	14,500	3,260,527

		5,646,283

Health Care Equipment & Supplies — 2.3%
Morgan Stanley & Co. LLC (Baxter International, Inc.) Series 000l 20.65% 01/22/26	708,900	13,228,074
Nomura Securities International, Inc. (Medtronic PLC) 16.18% 12/08/25	173,200	16,962,799
SG Americas Securities LLC (Becton Dickinson & Co.) 20.81% 12/22/25	79,400	14,834,338

		45,025,211

Health Care Providers & Services — 2.3%
JP Morgan Securities LLC (Cardinal Health, Inc.) Series MXWU 19.08% 12/22/25	76,100	14,957,262
Mizuho Securities USA LLC (Elevance Health, Inc.) 23.90% 12/15/25	31,400	10,552,698
RBC Capital Markets LLC (Centene Corp.) 31.51% 01/12/26	76,400	2,843,334
RBC Capital Markets LLC (CVS Health Corp.) 23.75% 01/22/26	223,700	17,545,330

		45,898,624

Health Care REITs — 0.3%
Morgan Stanley & Co. LLC (Healthcare Realty Trust, Inc.) 24.38% 01/20/26	289,600	5,329,246

Hotels, Restaurants & Leisure — 0.2%
JP Morgan Securities LLC (Sodexo SA) 18.81% 12/11/25	EUR 66,400	3,539,536

Household Products — 0.5%
RBC Capital Markets LLC (Henkel AG & Co. KGaA) 15.01% 01/08/26	126,000	10,213,151

Industrial REITs — 0.6%
JP Morgan Securities LLC (STAG Industrial, Inc.) Series 000U 18.77% 12/08/25	USD 125,400	4,818,434
Morgan Stanley & Co. LLC (Rexford Industrial Realty, Inc.) 23.68% 01/20/26	181,300	7,516,678

		12,335,112

Insurance — 1.2%
Barclays Capital, Inc. (Fidelity National Financial, Inc.) 23.01% 01/22/26	102,700	5,983,622
Goldman Sachs & Co. LLC (Willis Towers Watson PLC) 14.62% 12/15/25	24,400	7,881,757

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
RBC Capital Markets LLC (Fidelity National Financial, Inc.) 17.49% 01/20/26	USD 44,400	$2,606,707

SG Americas Securities LLC (American International Group, Inc.) 18.77% 12/26/25	81,300	6,225,235

		22,697,321

Interactive Media & Services — 1.3%
BNP Paribas Securities Corporation (Alphabet, Inc.) 25.56% 01/15/26	57,700	17,420,351

Mizuho Securities USA LLC (Meta Platforms, Inc.) 17.07% 01/20/26	13,300	8,338,734

		25,759,085

IT Services — 0.2%
Nomura Securities International, Inc. (Cognizant Technology Solutions Corp.) 24.31% 01/12/26	58,300	4,336,214

Leisure Products — 0.3%
SG Americas Securities LLC (Hasbro, Inc.) 24.59% 12/26/25	79,300	6,464,040

Machinery — 0.6%
Morgan Stanley & Co. LLC (Fortive Corp.) Series 000m 13.63% 01/22/26	101,100	5,376,832

SG Americas Securities LLC (Middleby Corp. (The)) 23.83% 12/26/25	36,400	4,308,032

UBS Securities LLC (CNH Industrial NV) 18.50% 12/04/25	292,300	2,761,424

		12,446,288

Media — 0.3%
BNP Paribas Securities Corporation (Comcast Corp.) 33.78% 01/12/26	242,000	6,492,383

Metals & Mining — 0.2%
Mizuho Securities USA LLC (Barrick Mining Corp.) 34.67% 01/12/26	120,700	4,791,455

Multi-Utilities — 0.4%
RBC Capital Markets LLC (Dominion Energy, Inc.) 18.81% 01/20/26	121,500	7,560,172

Oil, Gas & Consumable Fuels — 1.6%
Barclays Capital, Inc. (BP PLC) 23.11% 12/11/25	GBP 2,945,700	17,022,184

Barclays Capital, Inc. (Shell PLC) 12.42% 01/08/26	370,900	13,702,831

		30,725,015

Pharmaceuticals — 1.4%
Barclays Capital, Inc. (Sanofi SA) 17.96% 12/11/25	EUR 140,300	13,953,248

JP Morgan Securities LLC (Bayer AG) Series DMUM 35.57% 01/08/26	209,400	6,899,468

Mizuho Securities USA LLC (Bristol-Myers Squibb Co.) 33.87% 01/15/26	USD 130,200	6,261,936

		27,114,652

Professional Services — 1.3%
Barclays Capital, Inc. (SS&C Technologies Holdings, Inc.) 21.27% 01/22/26	117,600	9,887,331

Goldman Sachs & Co. LLC (Maximus, Inc.) 18.77% 12/15/25	58,900	5,085,937

SG Americas Securities LLC (SS&C Technologies Holdings, Inc.) 17.15% 12/26/25	117,800	10,101,355

		25,074,623

Residential REITs — 0.3%
Citigroup Global Markets, Inc. (AvalonBay Communities, Inc.) 19.44% 01/15/26	32,400	5,836,138

Security	Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.2%
Citigroup Global Markets, Inc. (STMicroelectronics NV) 24.20% 12/18/25	USD 86,400	$2,008,978

Mizuho Securities USA LLC (NVIDIA Corp.) 31.87% 12/08/25	15,300	2,713,137

		4,722,115

Software — 1.1%
Citigroup Global Markets, Inc. (Microsoft Corp.) 19.50% 12/18/25	28,000	13,947,515

JP Morgan Securities LLC (Workday, Inc.) Series BSKi 23.08% 12/15/25	31,600	6,898,942

		20,846,457

Specialized REITs — 0.2%
UBS Securities LLC (Crown Castle, Inc.) 17.40% 12/04/25	38,600	3,529,048

Technology Hardware, Storage & Peripherals — 1.8%
Goldman Sachs & Co. LLC (Western Digital Corp.) 43.49% 12/18/25	115,300	15,974,046

Mizuho Securities USA LLC (Hewlett Packard Enterprise Co.) 30.27% 01/20/26	414,800	8,869,042

UBS Securities LLC (HP, Inc.) 23.50% 12/04/25	403,000	9,865,408

		34,708,496

Textiles, Apparel & Luxury Goods — 0.4%
Royal Bank of Canada (Swatch Group AG (The)) 22.56% 01/08/26	CHF 40,300	8,201,765

Tobacco — 0.4%
Barclays Capital, Inc. (British American Tobacco PLC) 21.63% 01/08/26	GBP 155,900	8,574,119

Trading Companies & Distributors — 0.7%
RBC Capital Markets LLC (WESCO International, Inc.) 24.84% 01/20/26	USD 50,100	12,987,444

Wireless Telecommunication Services — 0.1%
Goldman Sachs & Co. LLC (Rogers Communications, Inc.) 18.36% 12/15/25	47,000	1,830,535

Total Equity-Linked Notes — 36.2% (Cost: $712,435,244)		716,314,219

Total Long-Term Investments — 98.7% (Cost: $1,740,338,436)		1,951,485,829

	Shares
Short-Term Securities

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(c)(d)(e)	1,381,209	1,381,900
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(c)(d)	70,347,502	70,347,502

Total Short-Term Securities — 3.6% (Cost: $71,729,402)		71,729,402

Total Investments — 102.3% (Cost: $1,812,067,838)		2,023,215,231
Liabilities in Excess of Other Assets — (2.3)%		(45,776,357)

Net Assets — 100.0%		$1,977,438,874

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

14	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock High Equity Income Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,296,800	$—	$(4,915,167	)(a)	$267	$—	$1,381,900	1,381,209	$5,859	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	83,051,080	—	(12,703,578	)(a)	—	—	70,347,502	70,347,502	1,460,380		—

					$267	$—	$71,729,402		$1,466,239		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$30,608,948	$3,289,401	$—	$33,898,349
Air Freight & Logistics	5,640,413	—	—	5,640,413
Automobile Components	6,517,690	—	—	6,517,690
Automobiles	7,088,431	—	—	7,088,431
Banks	122,270,894	—	—	122,270,894
Beverages	19,048,161	—	—	19,048,161
Broadline Retail	49,551,146	—	—	49,551,146
Building Products	16,908,877	—	—	16,908,877
Capital Markets	37,346,586	—	—	37,346,586
Chemicals	36,957,210	—	—	36,957,210
Commercial Services & Supplies	—	15,039,773	—	15,039,773
Communications Equipment	17,636,802	—	—	17,636,802
Consumer Staples Distribution & Retail	32,316,849	—	—	32,316,849
Containers & Packaging	21,449,376	—	—	21,449,376
Diversified Telecommunication Services	8,528,228	—	—	8,528,228
Electric Utilities	31,394,664	—	—	31,394,664
Electronic Equipment, Instruments & Components	20,991,832	—	—	20,991,832
Entertainment	2,652,598	—	—	2,652,598
Financial Services	34,144,956	—	—	34,144,956
Food Products	24,706,189	—	—	24,706,189
Ground Transportation	13,901,594	—	—	13,901,594
Health Care Equipment & Supplies	72,114,755	—	—	72,114,755
Health Care Providers & Services	63,159,478	—	—	63,159,478
Health Care REITs	7,146,032	—	—	7,146,032
Hotels, Restaurants & Leisure	—	6,758,345	—	6,758,345
Household Products	—	14,631,139	—	14,631,139
Industrial REITs	17,183,477	—	—	17,183,477
Insurance	20,710,002	—	—	20,710,002

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock High Equity Income Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Interactive Media & Services	$37,391,788	$—	$—	$37,391,788
IT Services	6,425,529	—	—	6,425,529
Leisure Products	9,068,406	—	—	9,068,406
Machinery	19,985,264	—	—	19,985,264
Media	11,310,582	15,978,888	—	27,289,470
Metals & Mining	23,309,981	—	—	23,309,981
Multi-Utilities	14,174,094	—	—	14,174,094
Oil, Gas & Consumable Fuels	21,659,018	40,982,431	—	62,641,449
Pharmaceuticals	8,673,714	30,472,019	—	39,145,733
Professional Services	47,967,688	—	—	47,967,688
Residential REITs	8,174,018	—	—	8,174,018
Semiconductors & Semiconductor Equipment	9,663,047	—	—	9,663,047
Software	32,017,161	—	—	32,017,161
Specialized REITs	5,006,982	—	—	5,006,982
Technology Hardware, Storage & Peripherals	36,589,502	44,005,052	—	80,594,554
Textiles, Apparel & Luxury Goods	—	9,249,134	—	9,249,134
Tobacco	—	13,167,829	—	13,167,829
Trading Companies & Distributors	27,557,135	—	—	27,557,135
Wireless Telecommunication Services	2,648,502	—	—	2,648,502
Equity-Linked Notes	—	716,314,219	—	716,314,219
Short-Term Securities
Money Market Funds	71,729,402	—	—	71,729,402

	$1,113,327,001	$909,888,230	$—	$2,023,215,231

See notes to financial statements.

16	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2025	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 13.5%
Axon Enterprise, Inc.(a)	403,798	$218,107,452
BWX Technologies, Inc.	601,614	107,616,712
HEICO Corp.(b)	612,756	194,188,504
Howmet Aerospace, Inc.(b)	1,612,095	329,818,516
Loar Holdings, Inc.(a)	973,693	66,649,286

		916,380,470

Automobiles — 1.6%
Ferrari NV	270,954	106,186,873

Biotechnology — 2.6%
Natera, Inc.(a)	736,956	175,992,462

Broadline Retail — 2.0%
Coupang, Inc., Class A(a)	4,796,748	135,076,424

Capital Markets — 7.9%
Ares Management Corp., Class A	1,108,058	173,798,897
Robinhood Markets, Inc., Class A(a)	1,138,638	146,303,596
TPG, Inc., Class A	2,305,699	136,220,697
Tradeweb Markets, Inc., Class A	750,302	81,677,876

		538,001,066

Commercial Services & Supplies — 1.7%
Copart, Inc.(a)	80,715	3,146,271
Rollins, Inc.	1,835,829	112,866,767

		116,013,038

Communications Equipment — 3.6%
Ciena Corp.(a)	365,993	74,739,431
Lumentum Holdings, Inc.(a)(b)	520,872	169,366,739

		244,106,170

Construction & Engineering — 3.8%
Comfort Systems U.S.A., Inc.	200,899	196,266,269
Quanta Services, Inc.	139,263	64,740,583

		261,006,852

Consumer Finance — 0.1%
Figure Technology Solutions, Inc., Class A(a)(b)	229,550	8,318,892

Electric Utilities — 2.0%
NRG Energy, Inc.	810,569	137,383,340

Electrical Equipment — 4.4%
Vertiv Holdings Co., Class A	1,662,753	298,846,597

Electronic Equipment, Instruments & Components — 5.1%
Celestica, Inc.(a)	429,374	147,880,699
Corning, Inc.	926,016	77,970,547
Fabrinet(a)	53,769	24,702,016
Teledyne Technologies, Inc.(a)	93,420	46,665,159
Trimble, Inc.(a)	560,873	45,666,280

		342,884,701

Entertainment — 5.9%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	1,432,511	137,492,406
Live Nation Entertainment, Inc.(a)(b)	750,859	98,700,415
ROBLOX Corp., Class A(a)	1,328,522	126,249,446
Take-Two Interactive Software, Inc.(a)	165,114	40,629,602

		403,071,869

Financial Services — 2.4%
Affirm Holdings, Inc., Class A(a)	2,279,491	161,729,886

Health Care Equipment & Supplies — 7.3%
Dexcom, Inc.(a)	2,551,218	161,925,806

Security	Shares	Value

Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc.(a)	257,343	$193,748,398
Masimo Corp.(a)(b)	1,005,786	143,254,100

		498,928,304

Health Care Providers & Services — 2.6%
Cencora, Inc.	479,035	176,730,382

Health Care Technology — 0.2%
Doximity, Inc., Class A(a)	283,049	14,560,041

Hotels, Restaurants & Leisure — 1.8%
Planet Fitness, Inc., Class A(a)	906,132	101,459,600
Wingstop, Inc.(b)	67,581	17,890,718

		119,350,318

Independent Power and Renewable Electricity Producers — 1.7%
Vistra Corp.	654,029	116,979,627

IT Services — 5.2%
Cloudflare, Inc., Class A(a)	838,024	167,780,785
MongoDB, Inc., Class A(a)	196,237	65,223,292
Snowflake, Inc., Class A(a)	452,006	113,561,988
Wix.com Ltd.(a)	79,833	7,640,816

		354,206,881

Life Sciences Tools & Services — 1.3%
Repligen Corp.(a)	469,930	80,367,429
Waters Corp.(a)(b)	7,275	2,934,880
West Pharmaceutical Services, Inc.	11,719	3,249,093

		86,551,402

Oil, Gas & Consumable Fuels — 0.2%
Expand Energy Corp.	107,449	13,101,257

Professional Services — 0.9%
Verisk Analytics, Inc.	261,130	58,772,529

Real Estate Management & Development — 1.6%
CoStar Group, Inc.(a)	1,566,190	107,753,872

Semiconductors & Semiconductor Equipment — 6.5%
ASM International NV	98,789	54,647,958
Lattice Semiconductor Corp.(a)(b)	969,723	68,084,252
MACOM Technology Solutions Holdings, Inc.(a)	74,645	13,062,129
Monolithic Power Systems, Inc.	150,690	139,865,937
Teradyne, Inc.	373,761	67,983,388
Tower Semiconductor Ltd.(a)	916,407	99,072,761

		442,716,425

Software — 7.0%
AppLovin Corp., Class A(a)	150,221	90,054,485
Bentley Systems, Inc., Class B	1,609,403	67,530,550
BitMine Immersion Technologies, Inc.(a)(b)	3,374,559	111,765,394
Cadence Design Systems, Inc.(a)	21,460	6,692,086
Guidewire Software, Inc.(a)	506,675	109,431,667
Nutanix, Inc., Class A(a)	1,102,188	52,684,586
Tyler Technologies, Inc.(a)	79,191	37,189,678

		475,348,446

Specialty Retail — 4.6%
Carvana Co., Class A(a)(b)	720,783	269,933,233
Floor & Decor Holdings, Inc., Class A(a)(b)	629,948	40,077,292

		310,010,525

Trading Companies & Distributors — 1.2%
Fastenal Co.	2,087,623	84,339,969

Total Common Stocks — 98.7% (Cost: $4,765,460,455)		6,704,348,618

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Other Interests(a)(c)(d)
GCI Liberty, Inc., Class A	USD	1,529	$15

Total Other Interests — 0.0% (Cost: $0)			15

Total Long-Term Investments — 98.7% (Cost: $4,765,460,455)			6,704,348,633

	Shares

Short-Term Securities

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(e)(f)(g)		102,942,913	102,994,385
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(e)(f)		90,585,742	90,585,742

Total Short-Term Securities — 2.9% (Cost: $193,572,515)			193,580,127

Total Investments — 101.6% (Cost: $4,959,032,970)			6,897,928,760

Liabilities in Excess of Other Assets — (1.6)%			(108,800,922)

Net Assets — 100.0%			$6,789,127,838

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$351,344,459	$—		$(248,369,904	)(a)	$40,517	$(20,687)	$102,994,385	102,942,913	$210,558	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	186,976	90,398,766	(a)	—		—	—	90,585,742	90,585,742	359,871		—

						$40,517	$(20,687)	$193,580,127		$570,429		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

18	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Mid-Cap Growth Equity Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$916,380,470	$—	$—	$916,380,470
Automobiles	106,186,873	—	—	106,186,873
Biotechnology	175,992,462	—	—	175,992,462
Broadline Retail	135,076,424	—	—	135,076,424
Capital Markets	538,001,066	—	—	538,001,066
Commercial Services & Supplies	116,013,038	—	—	116,013,038
Communications Equipment	244,106,170	—	—	244,106,170
Construction & Engineering	261,006,852	—	—	261,006,852
Consumer Finance	8,318,892	—	—	8,318,892
Electric Utilities	137,383,340	—	—	137,383,340
Electrical Equipment	298,846,597	—	—	298,846,597
Electronic Equipment, Instruments & Components	342,884,701	—	—	342,884,701
Entertainment	403,071,869	—	—	403,071,869
Financial Services	161,729,886	—	—	161,729,886
Health Care Equipment & Supplies	498,928,304	—	—	498,928,304
Health Care Providers & Services	176,730,382	—	—	176,730,382
Health Care Technology	14,560,041	—	—	14,560,041
Hotels, Restaurants & Leisure	119,350,318	—	—	119,350,318
Independent Power and Renewable Electricity Producers	116,979,627	—	—	116,979,627
IT Services	354,206,881	—	—	354,206,881
Life Sciences Tools & Services	86,551,402	—	—	86,551,402
Oil, Gas & Consumable Fuels	13,101,257	—	—	13,101,257
Professional Services	58,772,529	—	—	58,772,529
Real Estate Management & Development	107,753,872	—	—	107,753,872
Semiconductors & Semiconductor Equipment	388,068,467	54,647,958	—	442,716,425
Software	475,348,446	—	—	475,348,446
Specialty Retail	310,010,525	—	—	310,010,525
Trading Companies & Distributors	84,339,969	—	—	84,339,969
Other Interests	—	—	15	15

Short-Term Securities
Money Market Funds	193,580,127	—	—	193,580,127

	$6,843,280,787	$54,647,958	$15	$6,897,928,760

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) November 30, 2025	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AeroVironment, Inc.(a)	88,741	$24,799,560
Kratos Defense & Security Solutions, Inc.(a)	457,567	34,820,849

		59,620,409

Automobiles — 1.5%
Tesla, Inc.(a)	232,616	100,064,425

Broadline Retail — 2.5%
Amazon.com, Inc.(a)	452,646	105,566,100
MercadoLibre, Inc.(a)	33,201	68,785,168

		174,351,268

Capital Markets — 1.7%
CME Group, Inc., Class A	184,959	52,058,560
Futu Holdings Ltd., ADR	218,701	37,104,812
Robinhood Markets, Inc., Class A(a)	200,533	25,766,485

		114,929,857

Communications Equipment — 1.5%
Arista Networks, Inc.(a)	554,428	72,452,651
Cisco Systems, Inc	394,276	30,335,596

		102,788,247

Diversified Consumer Services — 0.2%
Stubhub Holdings, Inc., Class A(a)(b)	1,286,755	15,093,636
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(c)(d)	2,241	—

		15,093,636

Electrical Equipment — 1.6%
Siemens Energy AG(a)	503,933	67,477,803
Vertiv Holdings Co., Class A	247,236	44,435,726

		111,913,529

Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class A	430,707	60,686,616
Flex Ltd.(a)	1,203,714	71,151,535

		131,838,151

Entertainment — 3.7%
Netflix, Inc.(a)	375,272	40,371,762
Nintendo Co. Ltd.	532,700	45,150,002
Spotify Technology SA(a)	153,671	92,028,952
Take-Two Interactive Software, Inc.(a)	318,326	78,330,479

		255,881,195

Financial Services — 0.4%
Klarna Group PLC(a)(b)	535,139	16,840,824
Klarna Group PLC(a)	307,200	9,667,584

		26,508,408

Hotels, Restaurants & Leisure — 0.5%
DoorDash, Inc., Class A(a)	171,476	34,015,694

Interactive Media & Services — 8.2%
Alphabet, Inc., Class A	798,361	255,619,225
Meta Platforms, Inc., Class A	405,833	262,959,492
Tencent Holdings Ltd.	508,700	40,193,172

		558,771,889

IT Services — 5.1%
Farmer’s Business Network, Inc.(a)(c)	194,200	200,026
International Business Machines Corp.	116,972	36,095,220
Shopify, Inc., Class A(a)	555,340	88,099,137
Snowflake, Inc., Class A(a)	899,699	226,040,377

		350,434,760

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 38.8%
Advanced Micro Devices, Inc.(a)	706,349	$153,652,098
Advantest Corp.	1,373,200	182,718,727
Astera Labs, Inc.(a)	204,146	32,167,285
Broadcom, Inc.	1,680,805	677,297,183
Intel Corp.(a)	2,013,053	81,649,430
Lam Research Corp.	1,113,395	173,689,620
Monolithic Power Systems, Inc.	123,527	114,654,056
NVIDIA Corp.(b)	5,367,091	949,975,107
SambaNova Systems, Inc. (Acquired 10/22/25, cost $3,000,000)(a)(c)(d)	3,000,000	3,060,000
SK hynix, Inc	193,247	69,997,785
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	750,080	218,655,821

		2,657,517,112

Software — 20.0%
AppLovin Corp., Class A(a)	222,919	133,635,482
Autodesk, Inc.(a)	161,350	48,943,909
Cadence Design Systems, Inc.(a)	245,489	76,553,290
Crowdstrike Holdings, Inc., Class A(a)	187,567	95,501,614
Databricks, Inc. (Acquired 07/24/20, cost $5,122,891)(a)(c)(d)	319,983	57,052,969
Figma, Inc., Class A(a)(b)	285,756	10,278,643
Guidewire Software, Inc.(a)	159,736	34,499,781
Microsoft Corp.	1,095,795	539,142,098
Oracle Corp.	903,639	182,489,896
Palantir Technologies, Inc., Class A(a)	218,340	36,779,373
Palo Alto Networks, Inc.(a)	405,472	77,092,391
Rubrik, Inc., Class A(a)	511,390	35,449,555
Samsara, Inc., Class A(a)	957,894	36,428,709
SAP SE	17,905	4,322,447
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(c)(d)	149,520	734,143

		1,368,904,300

Specialty Retail — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $1,414,399)(a)(c)(d)	304,000	103,930

Technology Hardware, Storage & Peripherals — 7.1%
Apple Inc.	1,525,435	425,367,550
Samsung Electronics Co. Ltd.	937,089	64,361,953

		489,729,503

Wireless Telecommunication Services — 1.8%
SoftBank Group Corp.	1,165,100	125,319,284

Total Common Stocks — 97.4% (Cost: $3,179,228,812)		6,677,785,597

Preferred Securities

Preferred Stocks — 2.7%

Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, cost $6,867,746)(a)(c)(d)	2,371	—

Interactive Media & Services — 0.3%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $10,748,384)(a)(c)(d)	94,889	22,130,013

20	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 0.4%
PsiQuantum Corp., Series C, (Acquired 09/09/19,cost $2,698,454)(a)(c)(d)	581,814	$23,144,561
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, cost $9,804,574)(a)(c)(d)	184,153	4,141,601

		27,286,162

Software — 2.0%
Anthropic PBC, Series F, (Acquired 08/18/25, cost $35,749,947)(a)(c)(d)	253,604	51,572,909
Databricks, Inc.
Series F, (Acquired 10/22/19, cost $3,700,005)(a)(c)(d)	258,450	46,081,635
Series G, (Acquired 02/01/21, cost $12,500,003)(a)(c)(d)	211,425	37,697,078
Unqork, Inc.
Series A, (Acquired 03/05/21, cost $194,941)(a)(c)(d)	7,120	37,238
Series B, (Acquired 03/05/21, cost $314,315)(a)(c)(d)	11,480	67,617
Series C, (Acquired 09/18/20, cost $8,323,340)(a)(c)(d)	304,000	2,362,080
Series Seed, (Acquired 03/05/21, cost $489,544)(a)(c)(d)	17,880	89,042
Series Seed A, (Acquired 03/05/21, cost $180,704)(a)(c)(d)	6,600	32,736

		137,940,335

Total Preferred Securities — 2.7% (Cost: $91,571,957)		187,356,510

Warrants(a)(c)

Software — 0.0%
Constellation Software, Inc., (Issued/Exercisable 08/22/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 0.00)	22,107	—

Total Warrants — 0.0% (Cost: $0)		—

Total Long-Term Investments — 100.1% (Cost: $3,270,800,769)		6,865,142,107

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(e)(f)(g)	64,855,157	$64,887,584

Total Short-Term Securities — 0.9% (Cost: $64,887,542)		64,887,584

Total Investments — 101.0% (Cost: $3,335,688,311)		6,930,029,691

Liabilities in Excess of Other Assets — (1.0)%		(71,439,831)

Net Assets — 100.0%		$6,858,589,860

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $248,307,552, representing 3.6% of its net assets as of period end, and an original cost of $108,630,658.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Technology Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,833,200	$56,054,867	(a)	$—		$(525)	$42	$64,887,584	64,855,157	$627,562	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares(c)	153,923,002	—		(153,923,002	)(a)	—	—	—	—	817,780		—

						$(525)	$42	$64,887,584		$1,445,342		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$59,620,409	$—	$—	$59,620,409
Automobiles	100,064,425	—	—	100,064,425
Broadline Retail	174,351,268	—	—	174,351,268
Capital Markets	114,929,857	—	—	114,929,857
Communications Equipment	102,788,247	—	—	102,788,247
Diversified Consumer Services	15,093,636	—	—	15,093,636
Electrical Equipment	44,435,726	67,477,803	—	111,913,529
Electronic Equipment, Instruments & Components	131,838,151	—	—	131,838,151
Entertainment	210,731,193	45,150,002	—	255,881,195
Financial Services	16,840,824	9,667,584	—	26,508,408
Hotels, Restaurants & Leisure	34,015,694	—	—	34,015,694
Interactive Media & Services	518,578,717	40,193,172	—	558,771,889
IT Services	350,234,734	—	200,026	350,434,760
Semiconductors & Semiconductor Equipment	2,401,740,600	252,716,512	3,060,000	2,657,517,112
Software	1,306,794,741	4,322,447	57,787,112	1,368,904,300
Specialty Retail	—	—	103,930	103,930
Technology Hardware, Storage & Peripherals	425,367,550	64,361,953	—	489,729,503
Wireless Telecommunication Services	—	125,319,284	—	125,319,284
Preferred Securities	—	—	187,356,510	187,356,510
Warrants	—	—	—	—

Short-Term Securities
Money Market Funds	64,887,584	—	—	64,887,584

	$6,072,313,356	$609,208,757	$248,507,578	$6,930,029,691

22	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Technology Opportunities Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants		Total
Assets
Opening Balance, as of May 31, 2025	$44,662,809	$100,074,838	$—	(c)	$144,737,647
Transfers into Level 3	—	—	—		—
Transfers out of Level 3	—	—	—		—
Accrued discounts/premiums	—	—	—		—
Net realized gain (loss)	—	—	—		—
Net change in unrealized appreciation (depreciation)(a)(b)	24,505,431	51,531,723	—		76,037,154
Purchases	3,000,000	35,749,949	—		38,749,949
Sales	(11,017,172)	—	—		(11,017,172)

Closing Balance, as of November 30, 2025	$61,151,068	$187,356,510	$—	(c)	$248,507,578

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2025(b)	$24,986,755	$51,531,723	$—		$76,518,478

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.

(c)	Rounds to less than $1.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$61,151,068	Market	Revenue Multiple	1.00x - 22.00x	21.68x
			Volatility	70%	—
			Time to Exit	3.0 years	—
		Income	Discount Rate	17%	—
Preferred Stocks	187,356,510	Market	Revenue Multiple	1.35x - 22.00x	21.16x
			Volatility	70% - 90%	73%
			Time to Exit	3.0 - 4.0 years	3.8 years
			Market Adjustment Multiple	1.20x	—

	248,507,578

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	23

Statements of Assets and Liabilities (unaudited)

November 30, 2025

,	BlackRock Capital Appreciation Fund, Inc.	BlackRock Energy Opportunities Fund	BlackRock Health Sciences Opportunities Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$3,823,738,618	$264,908,119	$6,751,173,960
Investments, at value — affiliated(c)	6,696,251	5,840,448	71,876,864
Cash	—	39,685	3,719
Foreign currency, at value(d)	—	23,760	—
Receivables:
Investments sold	12,384,320	—	4,279,504
Securities lending income — affiliated	—	32	65,975
Capital shares sold	682,047	53,142	1,559,331
Dividends — unaffiliated	1,436,453	1,256,410	7,978,378
Dividends — affiliated	16,382	12,339	115,030
From the Manager	77,860	12,259	—
Prepaid expenses	70,122	22,020	84,624

Total assets	3,845,102,053	272,168,214	6,837,137,385

LIABILITIES
Collateral on securities loaned	—	790,347	33,085,390
Payables:
Investments purchased	15,698,310	—	6,201,072
Administration fees	—	9,420	297,212
Capital shares redeemed	1,468,727	65,952	3,883,436
Interest expense	—	5,571	—
Investment advisory fees	1,883,437	165,955	3,629,955
IRS compliance fee for foreign withholding tax claims	—	24,335	—
Directors’ and Officer’s fees	2,906	1,022	8,865
Other accrued expenses	126,565	67,154	360,655
Other affiliate fees	26,911	6,495	89,393
Professional fees	21,822	1,302	23,089
Service and distribution fees	507,110	45,941	726,508
Transfer agent fees	538,521	107,251	1,407,152

Total liabilities	20,274,309	1,290,745	49,712,727

Commitments and contingent liabilities

NET ASSETS	$3,824,827,744	$270,877,469	$6,787,424,658

NET ASSETS CONSIST OF:
Paid-in capital	$1,234,710,323	$452,657,109	$3,243,410,446
Accumulated earnings (loss)	2,590,117,421	(181,779,640)	3,544,014,212

NET ASSETS	$3,824,827,744	$270,877,469	$6,787,424,658

(a) Investments, at cost — unaffiliated	$1,822,709,845	$178,299,808	$3,566,900,189
(b) Securities loaned, at value	$—	$737,258	$32,612,787
(c) Investments, at cost — affiliated	$6,696,251	$5,840,448	$71,872,709
(d) Foreign currency, at cost	$—	$23,744	$—

24	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2025

,	BlackRock Capital Appreciation Fund, Inc.		BlackRock Energy Opportunities Fund		BlackRock Health Sciences Opportunities Portfolio
NET ASSET VALUE

Institutional
Net assets		$881,727,844		$94,328,888	$3,373,667,952

Shares outstanding		19,207,471		6,454,727	44,913,716

Net asset value		$45.91		$14.61	$75.11

Shares authorized		300 million		Unlimited	Unlimited

Par value		$0.10		$0.001	$0.001

Service
Net assets	$	N/A	$	N/A	$24,615,475

Shares outstanding		N/A		N/A	353,455

Net asset value	$	N/A	$	N/A	$69.64

Shares authorized		N/A		N/A	Unlimited

Par value	$	N/A	$	N/A	$0.001

Investor A
Net assets		$2,264,105,997		$161,297,853	$2,471,394,152

Shares outstanding		58,422,397		11,404,956	35,692,238

Net asset value		$38.75		$14.14	$69.24

Shares authorized		300 million		Unlimited	Unlimited

Par value		$0.10		$0.001	$0.001

Investor C
Net assets		$39,642,214		$15,250,728	$174,913,617

Shares outstanding		2,370,935		1,124,205	3,233,506

Net asset value		$16.72		$13.57	$54.09

Shares authorized		300 million		Unlimited	Unlimited

Par value		$0.10		$0.001	$0.001

Class K
Net assets		$613,172,176	$	N/A	$510,580,681

Shares outstanding		13,152,761		N/A	6,778,703

Net asset value		$46.62	$	N/A	$75.32

Shares authorized		300 million		N/A	Unlimited

Par value		$0.10	$	N/A	$0.001

Class R
Net assets		$26,179,513	$	N/A	$232,252,781

Shares outstanding		1,065,461		N/A	3,499,224

Net asset value		$24.57	$	N/A	$66.37

Shares authorized		500 million		N/A	Unlimited

Par value		$0.10	$	N/A	$0.001

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	25

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2025

	BlackRock High Equity Income Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,951,485,829	$6,704,348,633	$6,865,142,107
Investments, at value — affiliated(c)	71,729,402	193,580,127	64,887,584
Cash	158,867	3,218	—
Foreign currency, at value(d)	4,066,898	4,134	2,480
Receivables:
Investments sold	469,953	13,132,480	63,748,101
Securities lending income — affiliated	982	23,033	227,164
Capital shares sold	1,442,320	3,736,363	4,559,183
Dividends — unaffiliated	1,687,084	2,683,583	1,699,771
Dividends — affiliated	278,157	78,204	34,078
Interest — unaffiliated	5,494,598	—	—
From the Manager	91,809	85,236	4,857
Prepaid expenses	94,423	79,965	82,682

Total assets	2,037,000,322	6,917,754,976	7,000,388,007

LIABILITIES
Bank overdraft	—	—	93,102
Collateral on securities loaned	1,381,900	102,768,977	64,888,067
Payables:
Investments purchased	50,147,091	6,409,729	55,966,252
Administration fees	62,461	233,405	242,172
Capital shares redeemed	5,854,780	13,061,042	13,444,606
Income dividend distributions	367,102	—	—
Investment advisory fees	1,139,295	3,610,750	4,265,318
Directors’ and Officer’s fees	2,183	16,477	5,586
Other accrued expenses	91,624	308,957	455,637
Other affiliate fees	7,009	30,282	29,483
Professional fees	18,738	16,916	12,518
Service and distribution fees	113,853	416,756	810,779
Transfer agent fees	375,412	1,753,847	1,584,627

Total liabilities	59,561,448	128,627,138	141,798,147

Commitments and contingent liabilities

NET ASSETS	$1,977,438,874	$6,789,127,838	$6,858,589,860

NET ASSETS CONSIST OF:
Paid-in capital	$1,890,207,390	$3,886,425,667	$2,857,831,493
Accumulated earnings	87,231,484	2,902,702,171	4,000,758,367

NET ASSETS	$1,977,438,874	$6,789,127,838	$6,858,589,860

(a) Investments, at cost — unaffiliated	$1,740,338,436	$4,765,460,455	$3,270,800,769
(b) Securities loaned, at value	$1,353,156	$101,055,940	$62,788,752
(c) Investments, at cost — affiliated	$71,729,402	$193,572,515	$64,887,542
(d) Foreign currency, at cost	$4,066,898	$4,141	$2,480

26	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2025

	BlackRock High Equity Income Fund		BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund
NET ASSET VALUE

Institutional
Net assets		$1,462,501,064	$3,059,994,013	$3,448,366,151

Shares outstanding		49,247,187	72,087,830	41,288,443

Net asset value		$29.70	$42.45	$83.52

Shares authorized		Unlimited	Unlimited	Unlimited

Par value		$0.001	$0.001	$0.001

Service
Net assets	$	N/A	$21,467,856	$56,785,189

Shares outstanding		N/A	573,747	740,420

Net asset value	$	N/A	$37.42	$76.69

Shares authorized		N/A	Unlimited	Unlimited

Par value	$	N/A	$0.001	$0.001

Investor A
Net assets		$305,305,479	$1,388,030,455	$2,476,921,153

Shares outstanding		12,289,093	39,020,524	33,194,895

Net asset value		$24.84	$35.57	$74.62

Shares authorized		Unlimited	Unlimited	Unlimited

Par value		$0.001	$0.001	$0.001

Investor C
Net assets		$64,037,213	$127,960,858	$317,606,450

Shares outstanding		4,153,143	5,020,603	5,604,869

Net asset value		$15.42	$25.49	$56.67

Shares authorized		Unlimited	Unlimited	Unlimited

Par value		$0.001	$0.001	$0.001

Class K
Net assets		$145,595,118	$2,138,956,558	$501,158,876

Shares outstanding		4,905,520	50,013,297	5,974,590

Net asset value		$29.68	$42.77	$83.88

Shares authorized		Unlimited	Unlimited	Unlimited

Par value		$0.001	$0.001	$0.001

Class R
Net assets	$	N/A	$52,718,098	$57,752,041

Shares outstanding		N/A	1,534,783	777,733

Net asset value	$	N/A	$34.35	$74.26

Shares authorized		N/A	Unlimited	Unlimited

Par value	$	N/A	$0.001	$0.001

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	27

Statements of Operations (unaudited)

Six Months Ended November 30, 2025

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Energy Opportunities Fund	BlackRock Health Sciences Opportunities Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$10,123,111(a)	$5,041,280	$41,319,322
Dividends — affiliated	133,066	66,062	1,241,410
Securities lending income — affiliated — net	18,102	243	355,284
Foreign taxes withheld	(120,006)	(162,974)	(22,448)
Foreign withholding tax claims	—	155,534	244,869
IRS compliance fee for foreign withholding tax claims	—	(924)	—

Total investment income	10,154,273	5,099,221	43,138,437

EXPENSES
Investment advisory	11,753,830	1,022,109	21,455,322
Service and distribution — class specific	3,102,376	282,000	4,302,185
Transfer agent — class specific	1,464,941	249,528	3,429,991
Accounting services	122,481	25,747	191,297
Professional	97,292	72,892	63,092
Registration	63,183	32,306	78,923
Custodian	18,870	11,573	42,958
Printing and postage	18,364	17,147	31,082
Directors and Officer	15,168	4,500	25,070
Administration	—	57,920	1,122,903
Administration — class specific	—	27,266	633,781
Miscellaneous	23,457	5,723	94,596

Total expenses excluding interest expense	16,679,962	1,808,711	31,471,200
Interest expense	25,913	167	1,778

Total expenses	16,705,875	1,808,878	31,472,978

Less:
Administration fees waived by the Manager — class specific	—	(27,264)	—
Fees waived and/or reimbursed by the Manager	(287,066)	(1,657)	(22,900)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(666,377)	(101,162)	—

Total expenses after fees waived and/or reimbursed	15,752,432	1,678,795	31,450,078

Net investment income (loss)	(5,598,159)	3,420,426	11,688,359

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	608,540,105	6,675,285	409,285,590
Investments — affiliated	13,664	(8)	934
Foreign currency transactions	19,841	13,000	66,025

	608,573,610	6,688,277	409,352,549

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(130,880,846)	21,201,607	868,626,062
Investments — affiliated	—	—	1,604
Foreign currency translations	(1,720)	1,133	(43,399)

	(130,882,566)	21,202,740	868,584,267

Net realized and unrealized gain	477,691,044	27,891,017	1,277,936,816

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$472,092,885	$31,311,443	$1,289,625,175

(a)	Includes $3,538,530 related to a special distribution from TransDigm Group, Inc.

See notes to financial statements.

28	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited) (continued)

Six Months Ended November 30, 2025

	BlackRock High Equity Income Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

INVESTMENT INCOME
Dividends — unaffiliated	$82,758,137	$14,128,500	$12,457,112
Dividends — affiliated	1,460,380	359,871	817,780
Securities lending income — affiliated — net	5,859	210,558	627,562
Foreign taxes withheld	(119,914)	(42,013)	(400,504)

Total investment income	84,104,462	14,656,916	13,501,950

EXPENSES
Investment advisory	7,444,574	25,029,888	25,481,633
Transfer agent — class specific	959,551	3,989,190	3,609,221
Service and distribution — class specific	692,848	2,759,773	4,794,775
Administration	373,763	1,366,128	1,193,865
Administration — class specific	189,289	783,463	677,053
Accounting services	70,011	232,189	203,196
Registration	59,650	92,629	94,732
Professional	57,005	67,835	89,102
Custodian	46,203	70,194	60,268
Printing and postage	22,098	33,146	29,221
Trustees and Officer	9,568	32,018	26,426
Miscellaneous	57,948	44,008	41,965

Total expenses excluding interest expense	9,982,508	34,500,461	36,301,457
Interest expense	37,540	219,519	73,968

Total expenses	10,020,048	34,719,980	36,375,425

Less:
Administration fees waived by the Manager — class specific	(189,289)	(514,088)	(534,841)
Fees waived and/or reimbursed by the Manager	(563,318)	(6,454)	(15,115)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(528,417)	(957,133)	(71,084)

Total expenses after fees waived and/or reimbursed	8,739,024	33,242,305	35,754,385

Net investment income (loss)	75,365,438	(18,585,389)	(22,252,435)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	67,465,444	1,180,722,714	466,327,823
Investments — affiliated	267	40,517	(525)
Foreign currency transactions	117,320	81,991	183,410

	67,583,031	1,180,845,222	466,510,708

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	51,647,716	(923,639,469)	783,510,486
Investments — affiliated	—	(20,687)	42
Foreign currency translations	13,108	(12,464)	(96,320)

	51,660,824	(923,672,620)	783,414,208

Net realized and unrealized gain	119,243,855	257,172,602	1,249,924,916

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$194,609,293	$238,587,213	$1,227,672,481

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	29

Statements of Changes in Net Assets

	BlackRock Capital Appreciation Fund, Inc.		BlackRock Energy Opportunities Fund
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(5,598,159)	$(15,204,941)	$3,420,426	$6,935,562
Net realized gain	608,573,610	443,890,364	6,688,277	25,279,796
Net change in unrealized appreciation (depreciation)	(130,882,566)	69,779,680	21,202,740	(58,215,317)

Net increase (decrease) in net assets resulting from operations	472,092,885	498,465,103	31,311,443	(25,999,959)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(56,777,168)	(88,121,130)	(1,112,512)	(2,737,473)
Investor A	(172,783,856)	(271,930,786)	(1,693,461)	(4,137,028)
Investor C	(6,461,885)	(9,645,989)	(119,619)	(292,886)
Class K	(38,696,734)	(57,998,828)	—	—
Class R	(2,902,689)	(4,429,049)	—	—

Decrease in net assets resulting from distributions to shareholders	(277,622,332)	(432,125,782)	(2,925,592)	(7,167,387)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	37,678,483	41,389,125	(22,186,722)	(45,440,730)

NET ASSETS
Total increase (decrease) in net assets	232,149,036	107,728,446	6,199,129	(78,608,076)
Beginning of period	3,592,678,708	3,484,950,262	264,678,340	343,286,416

End of period	$3,824,827,744	$3,592,678,708	$270,877,469	$264,678,340

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	BlackRock Health Sciences Opportunities Portfolio		BlackRock High Equity Income Fund
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,688,359	$21,004,149	$75,365,438	$154,155,909
Net realized gain (loss)	409,352,549	746,952,152	67,583,031	(49,444,267)
Net change in unrealized appreciation (depreciation)	868,584,267	(1,158,936,090)	51,660,824	(42,763,900)

Net increase (decrease) in net assets resulting from operations	1,289,625,175	(390,979,789)	194,609,293	61,947,742

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(184,399,906)	(326,473,190)	(54,976,465)	(109,099,595)
Service	(1,498,750)	(2,429,838)	—	—
Investor A	(141,301,438)	(229,221,310)	(11,636,743)	(23,182,826)
Investor C	(14,268,105)	(27,918,920)	(2,214,435)	(4,360,427)
Class K	(25,428,837)	(39,451,171)	(6,182,239)	(17,164,484)
Class R	(13,563,609)	(20,274,657)	—	—

Decrease in net assets resulting from distributions to shareholders	(380,460,645)	(645,769,086)	(75,009,882)	(153,807,332)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(568,165,585)	(830,958,717)	62,668,783	(145,700,990)

NET ASSETS
Total increase (decrease) in net assets	340,998,945	(1,867,707,592)	182,268,194	(237,560,580)
Beginning of period	6,446,425,713	8,314,133,305	1,795,170,680	2,032,731,260

End of period	$6,787,424,658	$6,446,425,713	$1,977,438,874	$1,795,170,680

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	31

Statements of Changes in Net Assets (continued)

	BlackRock Mid-Cap Growth Equity Portfolio		BlackRock Technology Opportunities Fund
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(18,585,389)	$(54,905,916)	$(22,252,435)	$(35,070,317)
Net realized gain	1,180,845,222	1,464,042,948	466,510,708	1,049,988,989
Net change in unrealized appreciation (depreciation)	(923,672,620)	(444,199,583)	783,414,208	(174,279,967)

Net increase in net assets resulting from operations	238,587,213	964,937,449	1,227,672,481	840,638,705

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(139,959,897)	—	(184,380,512)	(119,062,757)
Service	(1,839,659)	—	(3,201,441)	(2,282,496)
Investor A	(69,049,809)	—	(140,275,242)	(91,250,925)
Investor C	(9,163,788)	—	(24,105,547)	(16,449,865)
Class K	(112,980,650)	—	(28,783,252)	(13,171,916)
Class R	(3,527,951)	—	(3,344,498)	(2,124,025)

Decrease in net assets resulting from distributions to shareholders	(336,521,754)	—	(384,090,492)	(244,341,984)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(1,762,741,757)	(3,982,272,835)	(41,842,694)	124,995,870

NET ASSETS
Total increase (decrease) in net assets	(1,860,676,298)	(3,017,335,386)	801,739,295	721,292,591
Beginning of period	8,649,804,136	11,667,139,522	6,056,850,565	5,335,557,974

End of period	$6,789,127,838	$8,649,804,136	$6,858,589,860	$6,056,850,565

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc.

	Institutional
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$43.25		$41.93		$31.69	$31.98	$43.32	$38.32		$30.52

Net investment income (loss)(a)	(0.03	)(b)	(0.11	)(c)	(0.06)	0.00 (d)	(0.09)	(0.06)		(0.07)
Net realized and unrealized gain (loss)	5.73		6.18		11.51	1.82	(6.14)	7.06		10.81

Net increase (decrease) from investment operations	5.70		6.07		11.45	1.82	(6.23)	7.00		10.74

Distributions from net realized gain(e)	(3.04)		(4.75)		(1.21)	(2.11)	(5.11)	(2.00)		(2.94)

Net asset value, end of period	$45.91		$43.25		$41.93	$31.69	$31.98	$43.32		$38.32

Total Return(f)
Based on net asset value	13.49	%(g)	15.03%		37.03%	6.81%	(17.30)%	18.72	%(g)	38.17%

Ratios to Average Net Assets(h)
Total expenses	0.73	%(i)	0.73%		0.75%	0.73%	0.70%	0.72	%(i)	0.75%

Total expenses after fees waived and/or reimbursed	0.67	%(i)	0.70%		0.74%	0.73%	0.70%	0.72	%(i)	0.75%

Net investment income (loss)	(0.14	)%(i)	(0.27)%		(0.17)%	0.01%	(0.21)%	(0.21	)%(i)	(0.22)%

Supplemental Data
Net assets, end of period (000)	$881,728		$838,015		$784,361	$678,965	$943,275	$1,072,833		$911,484

Portfolio turnover rate	34%		29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.07) per share and (0.32)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.16) per share and (0.38)% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$37.00		$36.54		$27.77	$28.38	$39.00	$34.74		$27.99

Net investment loss(a)	(0.07	)(b)	(0.19	)(c)	(0.13)	(0.07)	(0.18)	(0.11)		(0.14)
Net realized and unrealized gain (loss)	4.86		5.36		10.04	1.57	(5.39)	6.37		9.83

Net increase (decrease) from investment operations	4.79		5.17		9.91	1.50	(5.57)	6.26		9.69

Distributions from net realized gain(d)	(3.04)		(4.71)		(1.14)	(2.11)	(5.05)	(2.00)		(2.94)

Net asset value, end of period	$38.75		$37.00		$36.54	$27.77	$28.38	$39.00		$34.74

Total Return(e)
Based on net asset value	13.30	%(f)	14.76%		36.66%	6.53%	(17.51)%	18.51	%(f)	37.84%

Ratios to Average Net Assets(g)
Total expenses	0.97	%(h)	0.97%		1.00%	1.00%	0.97%	0.97	%(h)	1.01%

Total expenses after fees waived and/or reimbursed	0.92	%(h)	0.95%		0.99%	1.00%	0.97%	0.97	%(h)	1.01%

Net investment loss	(0.39	)%(h)	(0.52)%		(0.42)%	(0.27)%	(0.48)%	(0.46	)%(h)	(0.48)%

Supplemental Data
Net assets, end of period (000)	$2,264,106		$2,132,549		$2,117,888	$1,723,973	$1,871,340	$2,551,211		$2,195,906

Portfolio turnover rate	34%		29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.11) per share and (0.57)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.23) per share and (0.62)% of average net assets.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

34	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$17.63		$19.74		$15.52	$17.01	$25.27	$23.27		$19.81

Net investment loss(a)	(0.10	)(b)	(0.24	)(c)	(0.22)	(0.16)	(0.29)	(0.20)		(0.25)
Net realized and unrealized gain (loss)	2.23		2.80		5.50	0.78	(3.05)	4.20		6.65

Net increase (decrease) from investment operations	2.13		2.56		5.28	0.62	(3.34)	4.00		6.40

Distributions from net realized gain(d)	(3.04)		(4.67)		(1.06)	(2.11)	(4.92)	(2.00)		(2.94)

Net asset value, end of period	$16.72		$17.63		$19.74	$15.52	$17.01	$25.27		$23.27

Total Return(e)
Based on net asset value	12.78	%(f)	13.94%		35.61%	5.62%	(18.18)%	17.89	%(f)	36.73%

Ratios to Average Net Assets(g)
Total expenses	1.81	%(h)	1.80%		1.84%	1.84%	1.76%	1.77	%(h)	1.79%

Total expenses after fees waived and/or reimbursed	1.67	%(h)	1.74%		1.83%	1.84%	1.76%	1.77	%(h)	1.79%

Net investment loss	(1.14	)%(h)	(1.31)%		(1.26)%	(1.11)%	(1.28)%	(1.27	)%(h)	(1.26)%

Supplemental Data
Net assets, end of period (000)	$39,642		$38,410		$40,228	$39,581	$48,332	$72,075		$89,336

Portfolio turnover rate	34%		29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.11) per share and (1.33)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.25) per share and (1.41)% of average net assets.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$43.87		$42.46		$32.08	$32.32	$43.71	$38.63		$30.71

Net investment income (loss)(a)	(0.02	)(b)	(0.09	)(c)	(0.03)	0.02	(0.06)	(0.03)		(0.04)
Net realized and unrealized gain (loss)	5.81		6.26		11.65	1.85	(6.20)	7.11		10.90

Net increase (decrease) from investment operations	5.79		6.17		11.62	1.87	(6.26)	7.08		10.86

Distributions from net realized gain(d)	(3.04)		(4.76)		(1.24)	(2.11)	(5.13)	(2.00)		(2.94)

Net asset value, end of period	$46.62		$43.87		$42.46	$32.08	$32.32	$43.71		$38.63

Total Return(e)
Based on net asset value	13.51	%(f)	15.10%		37.14%	6.90%	(17.22)%	18.78	%(f)	38.33%

Ratios to Average Net Assets(g)
Total expenses	0.64	%(h)	0.65%		0.65%	0.65%	0.64%	0.63	%(h)	0.64%

Total expenses after fees waived and/or reimbursed	0.62	%(h)	0.63%		0.65%	0.65%	0.63%	0.63	%(h)	0.64%

Net investment income (loss)	(0.09	)%(h)	(0.21)%		(0.08)%	0.08%	(0.15)%	(0.13	)%(h)	(0.11)%

Supplemental Data
Net assets, end of period (000)	$613,172		$560,119		$517,123	$645,860	$646,115	$845,106		$682,107

Portfolio turnover rate	34%		29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.06) per share and (0.27)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.13) per share and (0.31)% of average net assets.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

36	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Class R
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$24.52		$25.70		$19.86	$21.02	$30.12	$27.30		$22.65

Net investment loss(a)	(0.08	)(b)	(0.21	)(c)	(0.17)	(0.11)	(0.23)	(0.15)		(0.17)
Net realized and unrealized gain (loss)	3.17		3.71		7.10	1.06	(3.88)	4.97		7.76

Net increase (decrease) from investment operations	3.09		3.50		6.93	0.95	(4.11)	4.82		7.59

Distributions from net realized gain(d)	(3.04)		(4.68)		(1.09)	(2.11)	(4.99)	(2.00)		(2.94)

Net asset value, end of period	$24.57		$24.52		$25.70	$19.86	$21.02	$30.12		$27.30

Total Return(e)
Based on net asset value	13.13	%(f)	14.46%		36.14%	6.17%	(17.82)%	18.26	%(f)	37.45%

Ratios to Average Net Assets(g)
Total expenses	1.33	%(h)	1.33%		1.36%	1.37%	1.33%	1.30	%(h)	1.28%

Total expenses after fees waived and/or reimbursed	1.17	%(h)	1.26%		1.35%	1.36%	1.33%	1.30	%(h)	1.28%

Net investment loss	(0.64	)%(h)	(0.84)%		(0.78)%	(0.63)%	(0.85)%	(0.80	)%(h)	(0.75)%

Supplemental Data
Net assets, end of period (000)	$26,180		$23,586		$25,350	$23,731	$24,371	$36,933		$37,741

Portfolio turnover rate	34%		29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.10) per share and (0.82)% of average net assets.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.23) per share and (0.95)% of average net assets.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Energy Opportunities Fund

	Institutional
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$13.16		$14.60	$11.94	$13.73	$8.55	$6.64

Net investment income(a)	0.20		0.35	0.35	0.42	0.32	0.26
Net realized and unrealized gain (loss)	1.41		(1.44)	2.75	(1.88)	5.11	1.90

Net increase (decrease) from investment operations	1.61		(1.09)	3.10	(1.46)	5.43	2.16

Distributions from net investment income(b)	(0.16)		(0.35)	(0.44)	(0.33)	(0.25)	(0.25)

Net asset value, end of period	$14.61		$13.16	$14.60	$11.94	$13.73	$8.55

Total Return(c)
Based on net asset value	12.34	%(d)	(7.60)%	26.56%	(10.59)%	65.17%	33.50%

Ratios to Average Net Assets(e)
Total expenses	1.09	%(f)	1.04%	1.07%	1.03%	1.11%	1.33%

Total expenses after fees waived and/or reimbursed	0.92	%(f)	0.92%	0.91%	0.91%	0.91%	0.91%

Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding tax claims	0.91	%(f)	0.91%	0.91%	0.91%	0.91%	0.91%

Net investment income	2.82	%(f)	2.54%	2.59%	3.28%	3.05%	3.75%

Supplemental Data
Net assets, end of period (000)	$94,329		$89,899	$116,190	$153,530	$128,580	$52,377

Portfolio turnover rate	10%		66%	35%	77%	75%	79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

38	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Energy Opportunities Fund (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$12.74		$14.15	$11.58	$13.33	$8.31	$6.46

Net investment income(a)	0.16		0.29	0.29	0.37	0.27	0.23
Net realized and unrealized gain (loss)	1.38		(1.40)	2.67	(1.84)	4.97	1.84

Net increase (decrease) from investment operations	1.54		(1.11)	2.96	(1.47)	5.24	2.07

Distributions from net investment income(b)	(0.14)		(0.30)	(0.39)	(0.28)	(0.22)	(0.22)

Net asset value, end of period	$14.14		$12.74	$14.15	$11.58	$13.33	$8.31

Total Return(c)
Based on net asset value	12.16	%(d)	(8.00)%	26.06%	(10.97)%	64.51%	33.00%

Ratios to Average Net Assets(e)
Total expenses	1.38	%(f)(g)	1.31%	1.36%	1.33%	1.43%	1.73%

Total expenses after fees waived and/or reimbursed	1.33	%(f)	1.30%	1.32%	1.32%	1.32%	1.32%

Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding tax claims	1.32	%(f)	1.29%	1.32%	1.32%	1.32%	1.32%

Net investment income	2.41	%(f)	2.17%	2.22%	2.94%	2.66%	3.30%

Supplemental Data
Net assets, end of period (000)	$161,298		$159,042	$209,291	$204,035	$232,979	$103,858

Portfolio turnover rate	10%		66%	35%	77%	75%	79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Certain professional costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.39%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Energy Opportunities Fund (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$12.23		$13.61	$11.14	$12.83	$8.01	$6.24

Net investment income(a)	0.11		0.19	0.19	0.27	0.19	0.17
Net realized and unrealized gain (loss)	1.33		(1.36)	2.57	(1.76)	4.79	1.77

Net increase (decrease) from investment operations	1.44		(1.17)	2.76	(1.49)	4.98	1.94

Distributions from net investment income(b)	(0.10)		(0.21)	(0.29)	(0.20)	(0.16)	(0.17)

Net asset value, end of period	$13.57		$12.23	$13.61	$11.14	$12.83	$8.01

Total Return(c)
Based on net asset value	11.80	%(d)	(8.68)%	25.20%	(11.57)%	63.37%	31.89%

Ratios to Average Net Assets(e)
Total expenses	2.09	%(f)(g)	2.01%	2.10%	2.05%	2.16%	2.53%

Total expenses after fees waived and/or reimbursed	2.05	%(f)	2.00%	2.04%	2.03%	2.04%	2.04%

Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding tax claims	2.04	%(f)	1.99%	2.04%	2.03%	2.04%	2.04%

Net investment income	1.69	%(f)	1.51%	1.49%	2.22%	1.92%	2.60%

Supplemental Data
Net assets, end of period (000)	$15,251		$15,737	$17,804	$19,054	$26,559	$10,699

Portfolio turnover rate	10%		66%	35%	77%	75%	79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Certain professional costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.10%.

See notes to financial statements.

40	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlight

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$65.10		$74.83	$68.47	$72.10	$81.77		$75.37		$61.55

Net investment income(a)	0.17		0.29	0.32	0.34	0.24		0.13		0.19
Net realized and unrealized gain (loss)	13.68		(4.19)	8.71	1.07	(2.75)		9.66		16.26

Net increase (decrease) from investment operations	13.85		(3.90)	9.03	1.41	(2.51)		9.79		16.45

Distributions(b)
From net investment income	—		(0.25)	(0.33)	(0.38)	(0.16)		(0.13)		(0.32)
From net realized gain	(3.84)		(5.58)	(2.34)	(4.66)	(7.00)		(3.26)		(2.31)

Total distributions	(3.84)		(5.83)	(2.67)	(5.04)	(7.16)		(3.39)		(2.63)

Net asset value, end of period	$75.11		$65.10	$74.83	$68.47	$72.10		$81.77		$75.37

Total Return(c)
Based on net asset value	22.53	%(d)	(5.77)%	13.57%	2.25%	(3.55	)%(e)	13.37	%(d)	27.34	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.86	%(h)	0.84%	0.84%	0.84%	0.85%		0.84	%(h)	0.85%

Total expenses after fees waived and/or reimbursed	0.86	%(h)	0.84%	0.84%	0.84%	0.85%		0.84	%(h)	0.85%

Net investment income	0.50	%(h)	0.40%	0.45%	0.49%	0.31%		0.24	%(h)	0.28%

Supplemental Data
Net assets, end of period (000)	$3,373,668		$3,295,418	$4,374,721	$4,436,816	$5,062,514		$5,990,131		$5,133,191

Portfolio turnover rate	23%		43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Service
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$60.72		$70.27	$64.44	$68.16	$77.63		$71.63		$58.66

Net investment income (loss)(a)	0.06		0.06	0.10	0.13	0.01		(0.03)		(0.01)
Net realized and unrealized gain (loss)	12.70		(3.91)	8.20	1.00	(2.61)		9.18		15.48

Net increase (decrease) from investment operations	12.76		(3.85)	8.30	1.13	(2.60)		9.15		15.47

Distributions(b)
From net investment income	—		(0.12)	(0.13)	(0.19)	—		—		(0.19)
From net realized gain	(3.84)		(5.58)	(2.34)	(4.66)	(6.87)		(3.15)		(2.31)

Total distributions	(3.84)		(5.70)	(2.47)	(4.85)	(6.87)		(3.15)		(2.50)

Net asset value, end of period	$69.64		$60.72	$70.27	$64.44	$68.16		$77.63		$71.63

Total Return(c)
Based on net asset value	22.35	%(d)	(6.08)%	13.24%	1.94%	(3.83	)%(e)	13.15	%(d)	26.96	%(f)

Ratios to Average Net Assets(g)
Total expenses	1.17	%(h)	1.15%	1.14%	1.14%	1.14%		1.14	%(h)	1.15%

Total expenses after fees waived and/or reimbursed	1.17	%(h)	1.15%	1.14%	1.14%	1.14%		1.14	%(h)	1.15%

Net investment income (loss)	0.20	%(h)	0.09%	0.15%	0.19%	0.02%		(0.07	)%(h)	(0.02)%

Supplemental Data
Net assets, end of period (000)	$24,615		$24,526	$31,141	$33,055	$36,625		$43,825		$40,252

Portfolio turnover rate	23%		43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

42	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$60.37		$69.88	$64.11	$67.84	$77.31		$71.37		$58.45

Net investment income (loss)(a)	0.08		0.11	0.13	0.16	0.05		(0.01)		0.01
Net realized and unrealized gain (loss)	12.63		(3.89)	8.15	0.99	(2.59)		9.15		15.42

Net increase (decrease) from investment operations	12.71		(3.78)	8.28	1.15	(2.54)		9.14		15.43

Distributions(b)
From net investment income	—		(0.15)	(0.17)	(0.22)	—		—		(0.20)
From net realized gain	(3.84)		(5.58)	(2.34)	(4.66)	(6.93)		(3.20)		(2.31)

Total distributions	(3.84)		(5.73)	(2.51)	(4.88)	(6.93)		(3.20)		(2.51)

Net asset value, end of period	$69.24		$60.37	$69.88	$64.11	$67.84		$77.31		$71.37

Total Return(c)
Based on net asset value	22.40	%(d)	(6.03)%	13.28%	1.99%	(3.78	)%(e)	13.18	%(d)	26.99	%(f)

Ratios to Average Net Assets(g)
Total expenses	1.11	%(h)	1.09%	1.09%	1.09%	1.09%		1.10	%(h)	1.11%

Total expenses after fees waived and/or reimbursed	1.11	%(h)	1.09%	1.09%	1.09%	1.09%		1.10	%(h)	1.11%

Net investment income (loss)	0.25	%(h)	0.16%	0.20%	0.24%	0.07%		(0.02	)%(h)	0.01%

Supplemental Data
Net assets, end of period (000)	$2,471,394		$2,287,338	$2,851,925	$2,865,706	$3,151,912		$3,496,818		$3,135,882

Portfolio turnover rate	23%		43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$48.18		$57.16	$53.11	$57.24	$66.15		$61.38		$50.74

Net investment loss(a)	(0.13)		(0.34)	(0.31)	(0.27)	(0.43)		(0.33)		(0.40)
Net realized and unrealized gain (loss)	9.88		(3.06)	6.70	0.80	(2.17)		7.85		13.34

Net increase (decrease) from investment operations	9.75		(3.40)	6.39	0.53	(2.60)		7.52		12.94

Distributions from net realized gain(b)	(3.84)		(5.58)	(2.34)	(4.66)	(6.31)		(2.75)		(2.30)

Net asset value, end of period	$54.09		$48.18	$57.16	$53.11	$57.24		$66.15		$61.38

Total Return(c)
Based on net asset value	21.89	%(d)	(6.73)%	12.42%	1.22%	(4.50	)%(e)	12.61	%(d)	26.09	%(f)

Ratios to Average Net Assets(g)
Total expenses	1.90	%(h)	1.85%	1.86%	1.85%	1.84%		1.84	%(h)	1.85%

Total expenses after fees waived and/or reimbursed	1.90	%(h)	1.85%	1.86%	1.85%	1.84%		1.84	%(h)	1.85%

Net investment loss	(0.53	)%(h)	(0.61)%	(0.57)%	(0.51)%	(0.68)%		(0.77	)%(h)	(0.72)%

Supplemental Data
Net assets, end of period (000)	$174,914		$192,391	$311,994	$404,306	$542,880		$719,525		$773,522

Portfolio turnover rate	23%		43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

44	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$65.23		$74.95	$68.58	$72.21	$81.91		$75.50		$61.63

Net investment income(a)	0.20		0.36	0.39	0.40	0.33		0.18		0.27
Net realized and unrealized gain (loss)	13.73		(4.21)	8.72	1.08	(2.77)		9.68		16.28

Net increase (decrease) from investment operations	13.93		(3.85)	9.11	1.48	(2.44)		9.86		16.55

Distributions(b)
From net investment income	—		(0.29)	(0.40)	(0.45)	(0.26)		(0.19)		(0.37)
From net realized gain	(3.84)		(5.58)	(2.34)	(4.66)	(7.00)		(3.26)		(2.31)

Total distributions	(3.84)		(5.87)	(2.74)	(5.11)	(7.26)		(3.45)		(2.68)

Net asset value, end of period	$75.32		$65.23	$74.95	$68.58	$72.21		$81.91		$75.50

Total Return(c)
Based on net asset value	22.61	%(d)	(5.71)%	13.68%	2.34%	(3.44	)%(e)	13.45	%(d)	27.47	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.76	%(h)	0.75%	0.75%	0.75%	0.74%		0.74	%(h)	0.75%

Total expenses after fees waived and/or reimbursed	0.76	%(h)	0.75%	0.75%	0.75%	0.74%		0.74	%(h)	0.75%

Net investment income	0.60	%(h)	0.50%	0.54%	0.59%	0.42%		0.34	%(h)	0.39%

Supplemental Data
Net assets, end of period (000)	$510,581		$439,082	$496,504	$487,287	$436,984		$464,179		$344,822

Portfolio turnover rate	23%		43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class R
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$58.13		$67.59	$62.14	$65.94	$75.28		$69.54		$57.05

Net investment loss(a)	(0.03)		(0.13)	(0.11)	(0.08)	(0.21)		(0.18)		(0.20)
Net realized and unrealized gain (loss)	12.11		(3.74)	7.90	0.96	(2.52)		8.91		15.05

Net increase (decrease) from investment operations	12.08		(3.87)	7.79	0.88	(2.73)		8.73		14.85

Distributions(b)
From net investment income	—		(0.01)	—	(0.02)	—		—		(0.05)
From net realized gain	(3.84)		(5.58)	(2.34)	(4.66)	(6.61)		(2.99)		(2.31)

Total distributions	(3.84)		(5.59)	(2.34)	(4.68)	(6.61)		(2.99)		(2.36)

Net asset value, end of period	$66.37		$58.13	$67.59	$62.14	$65.94		$75.28		$69.54

Total Return(c)
Based on net asset value	22.17	%(d)	(6.36)%	12.88%	1.62%	(4.12	)%(e)	12.91	%(d)	26.60	%(f)

Ratios to Average Net Assets(g)
Total expenses	1.47	%(h)	1.45%	1.46%	1.46%	1.45%		1.44	%(h)	1.45%

Total expenses after fees waived and/or reimbursed	1.47	%(h)	1.44%	1.46%	1.46%	1.45%		1.44	%(h)	1.45%

Net investment loss	(0.11	)%(h)	(0.20)%	(0.17)%	(0.13)%	(0.29)%		(0.37	)%(h)	(0.32)%

Supplemental Data
Net assets, end of period (000)	$232,253		$207,671	$247,848	$242,080	$263,195		$289,676		$260,488

Portfolio turnover rate	23%		43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

46	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock High Equity Income Fund

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of period	$27.86		$29.01	$26.23	$29.54	$29.99		$22.81

Net investment income(a)	1.17		2.31	1.89	1.86	1.99		1.81
Net realized and unrealized gain (loss)	1.81		(1.15)	2.78	(3.25)	(0.20)		7.13

Net increase (decrease) from investment operations	2.98		1.16	4.67	(1.39)	1.79		8.94

Distributions(b)
From net investment income	(1.14)		(2.31)	(1.89)	(1.86)	(1.95)		(1.76)
From net realized gain	—		—	—	(0.06)	(0.29)		—

Total distributions	(1.14)		(2.31)	(1.89)	(1.92)	(2.24)		(1.76)

Net asset value, end of period	$29.70		$27.86	$29.01	$26.23	$29.54		$29.99

Total Return(c)
Based on net asset value	10.95	%(d)	4.06%	18.41%	(4.70)%	6.28	%(e)	40.81%

Ratios to Average Net Assets(f)
Total expenses	1.00	%(g)	0.98%	0.99%	1.00%	1.02%		1.12%

Total expenses after fees waived and/or reimbursed	0.85	%(g)	0.85%	0.85%	0.85%	0.85%		0.85%

Net investment income	8.03	%(g)	8.07%	6.89%	6.81%	6.76%		6.93%

Supplemental Data
Net assets, end of period (000)	$1,462,501		$1,294,020	$1,446,440	$1,475,683	$953,582		$277,653

Portfolio turnover rate	77%		130%	85%	126%	140%		146%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock High Equity Income Fund (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of period	$23.31		$24.27	$21.94	$24.73	$25.16		$19.14

Net investment income(a)	0.95		1.87	1.53	1.49	1.58		1.42
Net realized and unrealized gain (loss)	1.51		(0.96)	2.32	(2.72)	(0.14)		6.03

Net increase (decrease) from investment operations	2.46		0.91	3.85	(1.23)	1.44		7.45

Distributions(b)
From net investment income	(0.93)		(1.87)	(1.52)	(1.50)	(1.58)		(1.43)
From net realized gain	—		—	—	(0.06)	(0.29)		—

Total distributions	(0.93)		(1.87)	(1.52)	(1.56)	(1.87)		(1.43)

Net asset value, end of period	$24.84		$23.31	$24.27	$21.94	$24.73		$25.16

Total Return(c)
Based on net asset value	10.77	%(d)	3.81%	18.14%	(4.96)%	5.99	%(e)	40.44%

Ratios to Average Net Assets(f)
Total expenses	1.24	%(g)	1.22%	1.23%	1.24%	1.31%		1.40%

Total expenses after fees waived and/or reimbursed	1.10	%(g)	1.10%	1.10%	1.10%	1.10%		1.10%

Net investment income	7.78	%(g)	7.83%	6.65%	6.54%	6.41%		6.64%

Supplemental Data
Net assets, end of period (000)	$305,305		$286,435	$303,692	$296,254	$293,050		$208,207

Portfolio turnover rate	77%		130%	85%	126%	140%		146%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

48	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock High Equity Income Fund (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of period	$14.46		$15.06	$13.62	$15.37	$15.75		$11.98

Net investment income(a)	0.53		1.05	0.84	0.82	0.87		0.78
Net realized and unrealized gain (loss)	0.95		(0.60)	1.44	(1.68)	(0.09)		3.78

Net increase (decrease) from investment operations	1.48		0.45	2.28	(0.86)	0.78		4.56

Distributions(b)
From net investment income	(0.52)		(1.05)	(0.84)	(0.83)	(0.87)		(0.79)
From net realized gain	—		—	—	(0.06)	(0.29)		—

Total distributions	(0.52)		(1.05)	(0.84)	(0.89)	(1.16)		(0.79)

Net asset value, end of period	$15.42		$14.46	$15.06	$13.62	$15.37		$15.75

Total Return(c)
Based on net asset value	10.44	%(d)	3.01%	17.22%	(5.63)%	5.17	%(e)	39.41%

Ratios to Average Net Assets(f)
Total expenses	1.97	%(g)	1.97%	1.98%	1.98%	2.04%		2.18%

Total expenses after fees waived and/or reimbursed	1.85	%(g)	1.85%	1.85%	1.85%	1.85%		1.85%

Net investment income	7.03	%(g)	7.08%	5.90%	5.80%	5.67%		5.85%

Supplemental Data
Net assets, end of period (000)	$64,037		$60,229	$62,685	$59,276	$42,543		$22,379

Portfolio turnover rate	77%		130%	85%	126%	140%		146%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock High Equity Income Fund (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Year Ended 05/31/21

Net asset value, beginning of period	$27.84		$28.99	$26.21	$29.53	$30.00		$22.81

Net investment income(a)	1.17		2.32	1.91	1.87	2.00		1.78
Net realized and unrealized gain (loss)	1.82		(1.15)	2.77	(3.25)	(0.21)		7.19

Net increase (decrease) from investment operations	2.99		1.17	4.68	(1.38)	1.79		8.97

Distributions(b)
From net investment income	(1.15)		(2.32)	(1.90)	(1.88)	(1.97)		(1.78)
From net realized gain	—		—	—	(0.06)	(0.29)		—

Total distributions	(1.15)		(2.32)	(1.90)	(1.94)	(2.26)		(1.78)

Net asset value, end of period	$29.68		$27.84	$28.99	$26.21	$29.53		$30.00

Total Return(c)
Based on net asset value	10.99	%(d)	4.11%	18.48%	(4.68)%	6.27	%(e)	40.93%

Ratios to Average Net Assets(f)
Total expenses	0.89	%(g)	0.89%	0.88%	0.89%	0.98%		1.01%

Total expenses after fees waived and/or reimbursed	0.80	%(g)	0.80%	0.80%	0.80%	0.80%		0.80%

Net investment income	8.07	%(g)	8.10%	6.94%	6.88%	6.76%		6.94%

Supplemental Data
Net assets, end of period (000)	$145,595		$154,487	$219,915	$137,700	$535		$359

Portfolio turnover rate	77%		130%	85%	126%	140%		146%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

50	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$43.06		$39.18	$32.79	$32.83	$45.95	$36.56		$28.68

Net investment loss(a)	(0.09)		(0.21)	(0.14)	(0.08)	(0.23)	(0.15)		(0.14)
Net realized and unrealized gain (loss)	1.20		4.09	6.53	0.04	(10.52)	9.54		8.14

Net increase (decrease) from investment operations	1.11		3.88	6.39	(0.04)	(10.75)	9.39		8.00

Distributions from net realized gain(b)	(1.72)		—	—	—	(2.37)	—		(0.12)

Net asset value, end of period	$42.45		$43.06	$39.18	$32.79	$32.83	$45.95		$36.56

Total Return(c)
Based on net asset value	2.50	%(d)	9.90%	19.49%	(0.12)%	(24.87)%	25.68	%(d)	27.98%

Ratios to Average Net Assets(e)
Total expenses	0.86	%(f)	0.83%	0.85%	0.84%	0.81%	0.80	%(f)	0.85%

Total expenses after fees waived and/or reimbursed	0.81	%(f)	0.80%	0.80%	0.80%	0.80%	0.80	%(f)	0.80%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.80	%(f)	0.80%	0.80%	0.80%	0.80%	0.80	%(f)	0.80%

Net investment loss	(0.43	)%(f)	(0.51)%	(0.38)%	(0.25)%	(0.52)%	(0.52	)%(f)	(0.43)%

Supplemental Data
Net assets, end of period (000)	$3,059,994		$3,641,577	$5,194,320	$5,266,832	$7,095,644	$9,260,191		$6,003,280

Portfolio turnover rate	47%		87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Service
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$38.19		$34.85	$29.23	$29.34	$41.34	$32.95		$25.92

Net investment loss(a)	(0.14)		(0.28)	(0.21)	(0.14)	(0.31)	(0.20)		(0.19)
Net realized and unrealized gain (loss)	1.09		3.62	5.83	0.03	(9.39)	8.59		7.34

Net increase (decrease) from investment operations	0.95		3.34	5.62	(0.11)	(9.70)	8.39		7.15

Distributions from net realized gain(b)	(1.72)		—	—	—	(2.30)	—		(0.12)

Net asset value, end of period	$37.42		$38.19	$34.85	$29.23	$29.34	$41.34		$32.95

Total Return(c)
Based on net asset value	2.40	%(d)	9.58%	19.23%	(0.38)%	(25.06)%	25.46	%(d)	27.68%

Ratios to Average Net Assets(e)
Total expenses	1.18	%(f)	1.14%	1.12%	1.10%	1.09%	1.10	%(f)	1.11%

Total expenses after fees waived and/or reimbursed	1.06	%(f)	1.05%	1.05%	1.05%	1.05%	1.05	%(f)	1.05%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.05	%(f)	1.05%	1.05%	1.05%	1.05%	1.05	%(f)	1.05%

Net investment loss	(0.70	)%(f)	(0.76)%	(0.63)%	(0.50)%	(0.77)%	(0.78	)%(f)	(0.67)%

Supplemental Data
Net assets, end of period (000)	$21,468		$46,071	$59,731	$62,693	$81,276	$104,997		$83,680

Portfolio turnover rate	47%		87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

52	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$36.39		$33.20	$27.85	$27.96	$39.50	$31.48		$24.78

Net investment loss(a)	(0.12)		(0.27)	(0.20)	(0.14)	(0.29)	(0.19)		(0.18)
Net realized and unrealized gain (loss)	1.02		3.46	5.55	0.03	(8.94)	8.21		7.00

Net increase (decrease) from investment operations	0.90		3.19	5.35	(0.11)	(9.23)	8.02		6.82

Distributions from net realized gain(b)	(1.72)		—	—	—	(2.31)	—		(0.12)

Net asset value, end of period	$35.57		$36.39	$33.20	$27.85	$27.96	$39.50		$31.48

Total Return(c)
Based on net asset value	2.37	%(d)	9.61%	19.21%	(0.39)%	(25.05)%	25.48	%(d)	27.61%

Ratios to Average Net Assets(e)
Total expenses	1.12	%(f)	1.11%	1.13%	1.13%	1.09%	1.09	%(f)	1.14%

Total expenses after fees waived and/or reimbursed	1.06	%(f)	1.05%	1.05%	1.05%	1.05%	1.05	%(f)	1.05%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.05	%(f)	1.05%	1.05%	1.05%	1.05%	1.05	%(f)	1.05%

Net investment loss	(0.68	)%(f)	(0.76)%	(0.63)%	(0.50)%	(0.78)%	(0.78	)%(f)	(0.67)%

Supplemental Data
Net assets, end of period (000)	$1,388,030		$1,492,673	$1,622,438	$1,637,289	$1,913,190	$2,577,151		$1,917,773

Portfolio turnover rate	47%		87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$26.64		$24.48	$20.69	$20.93	$30.22	$24.20		$19.21

Net investment loss(a)	(0.19)		(0.39)	(0.32)	(0.25)	(0.43)	(0.29)		(0.30)
Net realized and unrealized gain (loss)	0.76		2.55	4.11	0.01	(6.67)	6.31		5.41

Net increase (decrease) from investment operations	0.57		2.16	3.79	(0.24)	(7.10)	6.02		5.11

Distributions from net realized gain(b)	(1.72)		—	—	—	(2.19)	—		(0.12)

Net asset value, end of period	$25.49		$26.64	$24.48	$20.69	$20.93	$30.22		$24.20

Total Return(c)
Based on net asset value	1.99	%(d)	8.82%	18.32%	(1.15)%	(25.61)%	24.88	%(d)	26.72%

Ratios to Average Net Assets(e)
Total expenses	1.85	%(f)	1.81%	1.84%	1.83%	1.78%	1.80	%(f)	1.84%

Total expenses after fees waived and/or reimbursed	1.81	%(f)	1.80%	1.80%	1.80%	1.78%	1.79	%(f)	1.80%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.80	%(f)	1.80%	1.80%	1.80%	1.78%	1.79	%(f)	1.80%

Net investment loss	(1.43	)%(f)	(1.51)%	(1.38)%	(1.25)%	(1.51)%	(1.52	)%(f)	(1.42)%

Supplemental Data
Net assets, end of period (000)	$127,961		$149,020	$184,966	$194,849	$243,284	$357,360		$280,143

Portfolio turnover rate	47%		87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

54	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$43.35		$39.42	$32.95	$32.96	$46.10	$36.66		$28.74

Net investment loss(a)	(0.08)		(0.17)	(0.11)	(0.05)	(0.17)	(0.12)		(0.12)
Net realized and unrealized gain (loss)	1.22		4.10	6.58	0.04	(10.58)	9.56		8.16

Net increase (decrease) from investment operations	1.14		3.93	6.47	(0.01)	(10.75)	9.44		8.04

Distributions from net realized gain(b)	(1.72)		—	—	—	(2.39)	—		(0.12)

Net asset value, end of period	$42.77		$43.35	$39.42	$32.95	$32.96	$46.10		$36.66

Total Return(c)
Based on net asset value	2.55	%(d)	9.97%	19.64%	(0.03)%	(24.79)%	25.75	%(d)	28.06%

Ratios to Average Net Assets(e)
Total expenses	0.73	%(f)	0.71%	0.71%	0.71%	0.70%	0.70	%(f)	0.73	%(g)

Total expenses after fees waived and/or reimbursed	0.73	%(f)	0.71%	0.71%	0.71%	0.70%	0.70	%(f)	0.73%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.72	%(f)	0.71%	0.71%	0.71%	0.70%	0.70	%(f)	0.73%

Net investment loss	(0.35	)%(f)	(0.42)%	(0.29)%	(0.15)%	(0.40)%	(0.42	)%(f)	(0.36)%

Supplemental Data
Net assets, end of period (000)	$2,138,957		$3,245,830	$4,520,357	$4,233,488	$4,376,642	$3,674,402		$2,011,727

Portfolio turnover rate	47%		87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Class R
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$35.24		$32.23	$27.11	$27.28	$38.65	$30.85		$24.34

Net investment loss(a)	(0.16)		(0.34)	(0.26)	(0.20)	(0.37)	(0.25)		(0.24)
Net realized and unrealized gain (loss)	0.99		3.35	5.38	0.03	(8.73)	8.05		6.87

Net increase (decrease) from investment operations	0.83		3.01	5.12	(0.17)	(9.10)	7.80		6.63

Distributions from net realized gain(b)	(1.72)		—	—	—	(2.27)	—		(0.12)

Net asset value, end of period	$34.35		$35.24	$32.23	$27.11	$27.28	$38.65		$30.85

Total Return(c)
Based on net asset value	2.25	%(d)	9.34%	18.89%	(0.62)%	(25.24)%	25.28	%(d)	27.33%

Ratios to Average Net Assets(e)
Total expenses	1.44	%(f)	1.42%	1.41%	1.42%	1.40%	1.39	%(f)	1.45%

Total expenses after fees waived and/or reimbursed	1.31	%(f)	1.30%	1.30%	1.30%	1.30%	1.30	%(f)	1.30%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.30	%(f)	1.30%	1.30%	1.30%	1.30%	1.30	%(f)	1.30%

Net investment loss	(0.92	)%(f)	(1.01)%	(0.88)%	(0.75)%	(1.02)%	(1.03	)%(f)	(0.92)%

Supplemental Data
Net assets, end of period (000)	$52,718		$74,633	$85,328	$93,427	$93,527	$98,300		$59,411

Portfolio turnover rate	47%		87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

56	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund

	Institutional
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$73.22		$65.44	$47.74	$45.31	$64.81	$55.33		$32.63

Net investment loss(a)	(0.21)		(0.33)	(0.23)	(0.13)	(0.30)	(0.28)		(0.22)
Net realized and unrealized gain (loss)	14.91		10.97	17.93	2.56	(14.51)	12.67		23.43

Net increase (decrease) from investment operations	14.70		10.64	17.70	2.43	(14.81)	12.39		23.21

Distributions from net realized gain(b)	(4.40)		(2.86)	—	—	(4.69)	(2.91)		(0.51)

Net asset value, end of period	$83.52		$73.22	$65.44	$47.74	$45.31	$64.81		$55.33

Total Return(c)
Based on net asset value	20.58	%(d)	16.22%	37.08%	5.36%	(25.09)%	22.68	%(d)	72.07%

Ratios to Average Net Assets(e)
Total expenses	0.94	%(f)	0.93%	0.97%	0.98%	0.94%	0.92	%(f)	0.98%

Total expenses after fees waived and/or reimbursed	0.92	%(f)	0.92%	0.92%	0.92%	0.92%	0.92	%(f)	0.92%

Net investment loss	(0.52	)%(f)	(0.46)%	(0.41)%	(0.30)%	(0.48)%	(0.66	)%(f)	(0.50)%

Supplemental Data
Net assets, end of period (000)	$3,448,366		$3,071,365	$2,751,350	$2,316,550	$2,943,616	$4,958,187		$3,641,519

Portfolio turnover rate	29%		52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Service
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$67.65		$60.78	$44.45	$42.30	$60.86	$52.20		$30.88

Net investment loss(a)	(0.29)		(0.47)	(0.34)	(0.21)	(0.42)	(0.37)		(0.30)
Net realized and unrealized gain (loss)	13.73		10.20	16.67	2.36	(13.52)	11.94		22.13

Net increase (decrease) from investment operations	13.44		9.73	16.33	2.15	(13.94)	11.57		21.83

Distributions from net realized gain(b)	(4.40)		(2.86)	—	—	(4.62)	(2.91)		(0.51)

Net asset value, end of period	$76.69		$67.65	$60.78	$44.45	$42.30	$60.86		$52.20

Total Return(c)
Based on net asset value	20.40	%(d)	15.96%	36.74%	5.08%	(25.28)%	22.46	%(d)	71.68%

Ratios to Average Net Assets(e)
Total expenses	1.23	%(f)	1.21%	1.21%	1.20%	1.19%	1.17	%(f)	1.19%

Total expenses after fees waived and/or reimbursed	1.17	%(f)	1.17%	1.17%	1.17%	1.17%	1.16	%(f)	1.17%

Net investment loss	(0.77	)%(f)	(0.71)%	(0.67)%	(0.55)%	(0.73)%	(0.90	)%(f)	(0.74)%

Supplemental Data
Net assets, end of period (000)	$56,785		$50,592	$46,993	$47,332	$55,439	$83,886		$50,710

Portfolio turnover rate	29%		52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

58	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$65.93		$59.29	$43.37	$41.27	$59.47	$51.06		$30.22

Net investment loss(a)	(0.28)		(0.46)	(0.33)	(0.21)	(0.41)	(0.36)		(0.29)
Net realized and unrealized gain (loss)	13.37		9.96	16.25	2.31	(13.19)	11.68		21.64

Net increase (decrease) from investment operations	13.09		9.50	15.92	2.10	(13.60)	11.32		21.35

Distributions from net realized gain(b)	(4.40)		(2.86)	—	—	(4.60)	(2.91)		(0.51)

Net asset value, end of period	$74.62		$65.93	$59.29	$43.37	$41.27	$59.47		$51.06

Total Return(c)
Based on net asset value	20.41	%(d)	15.96%	36.71%	5.09%	(25.28)%	22.48	%(d)	71.65%

Ratios to Average Net Assets(e)
Total expenses	1.19	%(f)	1.19%	1.21%	1.23%	1.21%	1.19	%(f)	1.25%

Total expenses after fees waived and/or reimbursed	1.17	%(f)	1.17%	1.17%	1.17%	1.17%	1.17	%(f)	1.17%

Net investment loss	(0.77	)%(f)	(0.71)%	(0.66)%	(0.54)%	(0.73)%	(0.91	)%(f)	(0.74)%

Supplemental Data
Net assets, end of period (000)	$2,476,921		$2,116,250	$1,959,752	$1,572,976	$1,695,648	$2,524,052		$1,773,399

Portfolio turnover rate	29%		52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$51.21		$46.92	$34.58	$33.17	$48.77	$42.52		$25.43

Net investment loss(a)	(0.42)		(0.73)	(0.56)	(0.40)	(0.68)	(0.54)		(0.48)
Net realized and unrealized gain (loss)	10.28		7.88	12.90	1.81	(10.52)	9.70		18.08

Net increase (decrease) from investment operations	9.86		7.15	12.34	1.41	(11.20)	9.16		17.60

Distributions from net realized gain(b)	(4.40)		(2.86)	—	—	(4.40)	(2.91)		(0.51)

Net asset value, end of period	$56.67		$51.21	$46.92	$34.58	$33.17	$48.77		$42.52

Total Return(c)
Based on net asset value	19.94	%(d)	15.15%	35.68%	4.25%	(25.81)%	21.89	%(d)	70.39%

Ratios to Average Net Assets(e)
Total expenses	1.93	%(f)	1.92%	1.97%	1.98%	1.92%	1.91	%(f)	1.98%

Total expenses after fees waived and/or reimbursed	1.92	%(f)	1.91%	1.92%	1.92%	1.91%	1.90	%(f)	1.92%

Net investment loss	(1.52	)%(f)	(1.46)%	(1.42)%	(1.30)%	(1.47)%	(1.65	)%(f)	(1.49)%

Supplemental Data
Net assets, end of period (000)	$317,606		$288,545	$292,034	$259,247	$291,802	$427,435		$317,792

Portfolio turnover rate	29%		52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

60	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Period from 12/10/19 to 09/30/20	(a)

Net asset value, beginning of period	$73.49		$65.61	$47.83	$45.37	$64.89	$55.36		$34.59

Net investment loss(b)	(0.17)		(0.27)	(0.19)	(0.10)	(0.24)	(0.24)		(0.16)
Net realized and unrealized gain (loss)	14.96		11.01	17.97	2.56	(14.55)	12.68		20.93

Net increase (decrease) from investment operations	14.79		10.74	17.78	2.46	(14.79)	12.44		20.77

Distributions from net realized gain(c)	(4.40)		(2.86)	—	—	(4.73)	(2.91)		—

Net asset value, end of period	$83.88		$73.49	$65.61	$47.83	$45.37	$64.89		$55.36

Total Return(d)
Based on net asset value	20.63	%(e)	16.33%	37.17%	5.42%	(25.05)%	22.77	%(e)	60.05	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.83	%(g)	0.84%	0.85%	0.87%	0.84%	0.83	%(g)	0.87	%(g)

Total expenses after fees waived and/or reimbursed	0.83	%(g)	0.83%	0.85%	0.87%	0.83%	0.82	%(g)	0.86	%(g)

Net investment loss	(0.43	)%(g)	(0.38)%	(0.34)%	(0.24)%	(0.38)%	(0.56	)%(g)	(0.46	)%(g)

Supplemental Data
Net assets, end of period (000)	$501,159		$479,904	$241,109	$157,185	$135,879	$122,568		$75,426

Portfolio turnover rate	29%		52%	21%	39%	29%	25%		27	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Class R
	Six Months Ended 11/30/25 (unaudited	)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$65.71		$59.25	$43.44	$41.44	$59.75	$51.37		$30.48

Net investment loss(a)	(0.37)		(0.61)	(0.46)	(0.30)	(0.56)	(0.46)		(0.38)
Net realized and unrealized gain (loss)	13.32		9.93	16.27	2.30	(13.25)	11.75		21.78

Net increase (decrease) from investment operations	12.95		9.32	15.81	2.00	(13.81)	11.29		21.40

Distributions from net realized gain(b)	(4.40)		(2.86)	—	—	(4.50)	(2.91)		(0.51)

Net asset value, end of period	$74.26		$65.71	$59.25	$43.44	$41.44	$59.75		$51.37

Total Return(c)
Based on net asset value	20.25	%(d)	15.68%	36.39%	4.83%	(25.47)%	22.28	%(d)	71.20%

Ratios to Average Net Assets(e)
Total expenses	1.52	%(f)	1.53%	1.55%	1.58%	1.54%	1.50	%(f)	1.57%

Total expenses after fees waived and/or reimbursed	1.42	%(f)	1.42%	1.42%	1.42%	1.42%	1.42	%(f)	1.42%

Net investment loss	(1.02	)%(f)	(0.96)%	(0.91)%	(0.79)%	(0.98)%	(1.17	)%(f)	(0.99)%

Supplemental Data
Net assets, end of period (000)	$57,752		$50,196	$44,320	$35,771	$35,001	$50,186		$38,907

Portfolio turnover rate	29%		52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

62	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Capital Appreciation Fund, Inc. and BlackRock FundsSM (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. BlackRock Capital Appreciation Fund, Inc. is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. BlackRock Energy Opportunities Fund, BlackRock Health Sciences Opportunities Portfolio, BlackRock High Equity Income Fund, BlackRock Mid-Cap Growth Equity Portfolio and BlackRock Technology Opportunities Fund are series of the Trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Capital Appreciation Fund, Inc.	Capital Appreciation	Diversified
BlackRock Energy Opportunities Fund	Energy Opportunities	Non-Diversified
BlackRock Health Sciences Opportunities Portfolio	Health Sciences Opportunities	Diversified
BlackRock High Equity Income Fund	High Equity Income	Diversified
BlackRock Mid-Cap Growth Equity Portfolio	Mid-Cap Growth Equity	Diversified
BlackRock Technology Opportunities Fund	Technology Opportunities	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Directors of Capital Appreciation and the Board of Trustees of the Trust are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors.”

The Board previously approved certain changes to Mid-Cap Growth Equity’s investment strategy. The Fund normally invests at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such securities or related market risk factors. These changes were effective on September 26, 2025.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Distributions: Distributions paid by the Funds, excluding High Equity Income, are recorded on the ex-dividend dates. For High Equity Income, distributions from net investment income are declared daily and paid monthly. For High Equity Income, distributions of capital gains are recorded on the ex dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread

64	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Energy Opportunities
Morgan Stanley	$242,554	$(238,223)	$—	$4,331	(b)
State Street Bank & Trust Co.	494,704	(494,704)	—	—

	$737,258	$(732,927)	$—	$4,331

Health Sciences Opportunities
BofA Securities, Inc.	$6,337,586	$(6,337,586)	$—	$—
Citigroup Global Markets, Inc.	721,966	(721,966)	—	—
Goldman Sachs & Co. LLC	11,008,644	(11,008,644)	—	—
J.P. Morgan Securities LLC	981,730	(981,730)	—	—

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Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Health Sciences Opportunities (continued)
Morgan Stanley	$1,368,054	$(1,368,054)	$—	$—
State Street Bank & Trust Co.	4,407,463	(4,407,463)	—	—
Toronto-Dominion Bank	7,787,344	(7,787,344)	—	—

	$32,612,787	$(32,612,787)	$—	$—

High Equity Income
State Street Bank & Trust Co.	$1,353,156	$(1,353,156)	$—	$—

Mid-Cap Growth Equity(c)
Goldman Sachs & Co. LLC	$52,599,563	$(52,599,563)	$—	$—
J.P. Morgan Securities LLC	4,040,995	(4,040,995)	—	—
Morgan Stanley	6,334,082	(6,334,082)	—	—
National Financial Services LLC	9,798,516	(9,798,516)	—	—
State Street Bank & Trust Co.	28,282,784	(28,282,784)	—	—

	$101,055,940	$(101,055,940)	$—	$—

Technology Opportunities
BofA Securities, Inc.	$168,326	$(168,326)	$—	$—
Citigroup Global Markets, Inc.	789,476	(789,476)	—	—
Goldman Sachs & Co. LLC	2,769,360	(2,769,360)	—	—
J.P. Morgan Securities LLC	46,414,515	(46,414,515)	—	—
Morgan Stanley	12,647,075	(12,647,075)	—	—

	$62,788,752	$(62,788,752)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of November 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

(c)	Securities loaned with a value of $350,600 have been sold and are pending settlement as of November 30, 2025.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Capital Appreciation and the Trust, on behalf of Energy Opportunities, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services and with respect to Capital Appreciation, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Investment Advisory Fees

Average Daily Net Assets	Capital Appreciation
First $1 billion	0.650%
$1 billion - $1.5 billion	0.625
$1.5 billion - $5 billion	0.600
$5 billion - $7.5 billion	0.575
Greater than $7.5 billion	0.550

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

Investment Advisory Fees

Average Daily Net Assets	Energy Opportunities
First $1 billion	0.750%
$1 billion - $2 billion	0.700
$2 billion - $3 billion	0.675
Greater than $3 billion	0.650

Investment Advisory Fees

Average Daily Net Assets	Health Sciences Opportunities
First $1 billion	0.750%
$1 billion - $2 billion	0.700
$2 billion - $3 billion	0.675
$3 billion - $10 billion	0.650
Greater than $10 billion	0.640

Investment Advisory Fees

Average Daily Net Assets	Mid-Cap Growth Equity
First $1 billion	0.700%
$1 billion - $3 billion	0.660
$3 billion - $5 billion	0.630
$5 billion - $10 billion	0.610
$10 billion - $18 billion	0.600
Greater than $18 billion	0.590

	Investment Advisory Fees

Average Daily Net Assets	High Equity Income	Technology Opportunities
First $1 billion	0.810%	0.820%
$1 billion - $3 billion	0.760	0.770
$3 billion - $5 billion	0.730	0.740
$5 billion - $10 billion	0.700	0.710
Greater than $10 billion	0.680	0.700

With respect to Energy Opportunities, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: Capital Appreciation and the Trust, on behalf of Energy Opportunities, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Capital Appreciation		Energy Opportunities		Health Sciences Opportunities
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	N/A	N/A	0.25%	N/A
Investor A	0.25%	N/A	0.25%	N/A	0.25	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	N/A	N/A	0.25	0.25

	High Equity Income		Mid-Cap Growth Equity		Technology Opportunities
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A	0.25%	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%
Class R	N/A	N/A	0.25	0.25	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

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Notes to Financial Statements (unaudited) (continued)

For the six months ended November 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Service	Investor A	Investor C	Class R	Total
Capital Appreciation	$—	$2,836,429	$201,519	$64,428	$3,102,376
Energy Opportunities	—	203,144	78,856	—	282,000
Health Sciences Opportunities	29,935	2,858,256	882,840	531,154	4,302,185
High Equity Income	—	376,009	316,839	—	692,848
Mid-Cap Growth Equity	37,286	1,853,267	709,548	159,672	2,759,773
Technology Opportunities	69,616	2,999,450	1,584,485	141,224	4,794,775

Administration: The Trust, on behalf of Energy Opportunities, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Energy Opportunities	$9,437	$—	$16,251	$1,578	$—	$—	$27,266
Health Sciences Opportunities	318,146	2,396	228,745	17,697	45,547	21,250	633,781
High Equity Income	137,513	—	30,059	6,330	15,387	—	189,289
Mid-Cap Growth Equity	342,286	2,990	148,225	14,194	269,375	6,393	783,463
Technology Opportunities	342,920	5,563	239,626	31,655	51,648	5,641	677,053

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2025, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Total
Capital Appreciation	$91,311	$91,311

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$2,106	$—	$58,632	$4,601	$1,723	$149	$67,211
Energy Opportunities	1,234	—	15,932	1,033	—	—	18,199
Health Sciences Opportunities	9,415	286	51,191	7,730	1,353	754	70,729
High Equity Income	1,540	—	9,548	1,294	260	—	12,642
Mid-Cap Growth Equity	5,100	167	89,041	4,122	5,016	750	104,196
Technology Opportunities	9,981	144	33,202	5,898	862	424	50,511

For the six months ended November 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$399,962	$—	$990,836	$35,459	$13,788	$24,896	$1,464,941
Energy Opportunities	73,826	—	162,823	12,879	—	—	249,528
Health Sciences Opportunities	1,767,895	19,887	1,258,881	133,047	16,167	234,114	3,429,991
High Equity Income	772,219	—	152,765	28,386	6,181	—	959,551
Mid-Cap Growth Equity	2,451,659	31,728	1,159,297	95,141	179,910	71,455	3,989,190
Technology Opportunities	1,939,305	42,466	1,405,818	158,085	8,456	55,091	3,609,221

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

Other Fees: For the six months ended November 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
Capital Appreciation	$18,711
Energy Opportunities	2,617
Health Sciences Opportunities	11,154
High Equity Income	19,051
Mid-Cap Growth Equity	12,798
Technology Opportunities	61,198

For the six months ended November 30, 2025, affiliates received CDSCs as follows:

Fund Name	Investor A	Investor C
Capital Appreciation	$1,373	$2,045
Energy Opportunities	3,587	4,167
Health Sciences Opportunities	3,799	7,025
High Equity Income	3,591	1,017
Mid-Cap Growth Equity	835	2,484
Technology Opportunities	2,923	8,539

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of Capital Appreciation or the Trust, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2025, the amounts waived were as follows:

Fund Name	Fees waived and/or reimbursed by the Manager
Capital Appreciation	$2,394
Energy Opportunities	1,207
Health Sciences Opportunities	22,900
High Equity Income	26,639
Mid-Cap Growth Equity	6,454
Technology Opportunities	15,115

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to each Fund (except Health Sciences Opportunities), the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

Share Class	Capital Appreciation	Energy Opportunities	High Equity Income	Mid-Cap Growth Equity	Technology Opportunities
Institutional	0.67%	0.91%	0.85%	0.80%	0.92%
Service	N/A	N/A	N/A	1.05	1.17
Investor A	0.92	1.32	1.10	1.05	1.17
Investor C	1.67	2.04	1.85	1.80	1.92
Class K	0.62	N/A	0.80	0.75	0.87
Class R	1.17	N/A	N/A	1.30	1.42

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027 (or June 30, 2036 with respect to Capital Appreciation), unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2025, the amounts included in the Statements of Operations were as follows:

Fund Name	Fees waived and/or reimbursed by the Manager
Capital Appreciation	$284,672
Energy Opportunities	450
High Equity Income	536,679

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Notes to Financial Statements (unaudited) (continued)

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended November 30, 2025, class specific expense waivers and/or reimbursements were as follows:

	Administration Fees Waived by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Energy Opportunities	$9,438	$—	$16,251	$1,575	$—	$—	$27,264
High Equity Income	137,513	—	30,059	6,330	15,387	—	189,289
Mid-Cap Growth Equity	342,286	2,990	148,225	14,194	—	6,393	514,088
Technology Opportunities	287,692	5,563	225,928	10,017	—	5,641	534,841

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$181,147	$—	$427,368	$25,571	$13,788	$18,503	$666,377
Energy Opportunities	70,982	—	28,029	2,151	—	—	101,162
High Equity Income	430,262	—	79,023	12,951	6,181	—	528,417
Mid-Cap Growth Equity	551,708	14,955	338,200	16,570	—	35,700	957,133
Technology Opportunities	4,674	10,269	33,586	—	—	22,555	71,084

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Capital Appreciation, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities each retain 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Pursuant to the current securities lending agreement, Energy Opportunities retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Capital Appreciation, Health Sciences Opportunities, High Equity Income, Mid-Cap Growth Equity and Technology Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excluded collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Energy Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended November 30, 2025, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
Capital Appreciation	$3,362
Energy Opportunities	51
Health Sciences Opportunities	83,338
High Equity Income	1,272
Mid-Cap Growth Equity	48,671
Technology Opportunities	147,080

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements (unaudited) (continued)

Directors and Officers: Certain directors and/or officers of Capital Appreciation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to Capital Appreciation’s/the Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

6.	PURCHASES AND SALES

For the six months ended November 30, 2025, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
Capital Appreciation	$1,289,365,735	$1,532,969,453
Energy Opportunities	26,982,684	52,076,427
Health Sciences Opportunities	1,446,289,846	2,161,928,185
High Equity Income	925,928,058	1,009,375,395
Mid-Cap Growth Equity	3,667,340,348	5,910,281,886
Technology Opportunities	1,930,104,904	2,225,077,504

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of May 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
Capital Appreciation	$—	$(8,738,786)
Energy Opportunities	(270,412,603)	—
Health Sciences Opportunities	—	(2,057,509)
High Equity Income	(94,298,012)	—
Mid-Cap Growth Equity	—	(22,092,945)
Technology Opportunities	—	(13,909,027)

As of November 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Capital Appreciation	$1,834,554,335	$2,059,461,606	$(63,581,072)	$1,995,880,534
Energy Opportunities	192,229,281	83,813,902	(5,294,616)	78,519,286
Health Sciences Opportunities	3,698,019,661	3,230,117,635	(105,086,472)	3,125,031,163
High Equity Income	1,909,645,261	156,413,315	(42,843,345)	113,569,970
Mid-Cap Growth Equity	5,135,405,678	1,912,115,182	(149,592,100)	1,762,523,082
Technology Opportunities	3,359,393,114	3,673,928,851	(103,292,274)	3,570,636,577

8.	BANK BORROWINGS

Capital Appreciation and the Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum.

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Notes to Financial Statements (unaudited) (continued)

The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2025, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/25		Year Ended 05/31/25

Fund Name/Share Class	Shares	Amount	Shares	Amount
Capital Appreciation
Institutional
Shares sold	1,027,727	$46,484,476	2,710,540	$112,834,100
Shares issued in reinvestment of distributions	1,112,533	48,873,597	1,780,020	75,331,070
Shares redeemed	(2,307,570)	(104,839,661)	(3,821,884)	(162,356,316)

	(167,310)	$(9,481,588)	668,676	$25,808,854

Investor A
Shares sold and automatic conversion of shares	864,571	$33,136,079	2,783,717	$100,946,288
Shares issued in reinvestment of distributions	4,305,003	159,801,720	6,895,509	250,959,260
Shares redeemed	(4,383,402)	(167,795,892)	(10,004,202)	(362,895,783)

	786,172	$25,141,907	(324,976)	$(10,990,235)

Investor C
Shares sold	128,951	$2,167,503	321,989	$5,772,361
Shares issued in reinvestment of distributions	398,061	6,392,852	528,664	9,494,605
Shares redeemed and automatic conversion of shares	(334,241)	(5,663,229)	(710,891)	(12,777,860)

	192,771	$2,897,126	139,762	$2,489,106

Class K
Shares sold	439,397	$20,132,860	1,314,311	$55,940,126
Shares issued in reinvestment of distributions	848,338	37,835,872	1,319,751	56,569,322
Shares redeemed	(902,314)	(41,270,019)	(2,046,318)	(87,771,711)

	385,421	$16,698,713	587,744	$24,737,737

Class R
Shares sold	81,559	$2,002,097	192,144	$4,633,334
Shares issued in reinvestment of distributions	122,809	2,893,393	180,101	4,414,337
Shares redeemed	(100,627)	(2,473,165)	(396,828)	(9,704,008)

	103,741	$2,422,325	(24,583)	$(656,337)

	1,300,795	$37,678,483	1,046,623	$41,389,125

Energy Opportunities
Institutional
Shares sold	538,367	$7,580,933	2,415,823	$33,321,224
Shares issued in reinvestment of distributions	80,071	1,108,983	194,227	2,730,593
Shares redeemed	(997,386)	(14,040,950)	(3,732,110)	(50,997,270)

	(378,948)	$(5,351,034)	(1,122,060)	$(14,945,453)

Investor A
Shares sold and automatic conversion of shares	930,681	$12,675,171	3,044,257	$40,806,852
Shares issued in reinvestment of distributions	124,220	1,667,025	292,834	3,996,854
Shares redeemed	(2,133,107)	(29,039,710)	(5,642,592)	(75,268,033)

	(1,078,206)	$(14,697,514)	(2,305,501)	$(30,464,327)

Investor C
Shares sold	33,528	$444,945	542,016	$7,024,241
Shares issued in reinvestment of distributions	9,185	118,579	22,181	290,421
Shares redeemed and automatic conversion of shares	(205,340)	(2,701,698)	(585,964)	(7,345,612)

	(162,627)	$(2,138,174)	(21,767)	$(30,950)

	(1,619,781)	$(22,186,722)	(3,449,328)	$(45,440,730)

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/25		Year Ended 05/31/25

Fund Name/Share Class	Shares	Amount	Shares	Amount
Health Sciences Opportunities
Institutional
Shares sold	2,991,715	$199,390,547	7,335,504	$526,145,787
Shares issued in reinvestment of distributions	2,832,247	175,344,421	4,346,692	311,816,395
Shares redeemed	(11,534,853)	(757,446,389)	(19,519,518)	(1,397,601,173)

	(5,710,891)	$(382,711,421)	(7,837,322)	$(559,638,991)

Service
Shares sold	13,120	$786,768	30,670	$2,072,463
Shares issued in reinvestment of distributions	26,063	1,497,610	35,938	2,410,205
Shares redeemed	(89,658)	(5,470,505)	(105,871)	(7,186,693)

	(50,475)	$(3,186,127)	(39,263)	$(2,704,025)

Investor A
Shares sold and automatic conversion of shares	841,655	$51,643,241	2,404,374	$162,210,046
Shares issued in reinvestment of distributions	2,379,621	135,923,963	3,310,459	220,806,364
Shares redeemed	(5,414,699)	(329,024,309)	(8,638,584)	(575,328,436)

	(2,193,423)	$(141,457,105)	(2,923,751)	$(192,312,026)

Investor C
Shares sold	59,109	$2,832,721	230,855	$12,791,845
Shares issued in reinvestment of distributions	315,996	14,143,978	514,028	27,658,619
Shares redeemed and automatic conversion of shares	(1,135,042)	(54,414,897)	(2,209,489)	(119,236,399)

	(759,937)	$(37,438,198)	(1,464,606)	$(78,785,935)

Class K
Shares sold	795,964	$53,074,270	1,593,956	$115,627,270
Shares issued in reinvestment of distributions	409,414	25,408,212	547,643	39,303,488
Shares redeemed	(1,157,813)	(76,731,314)	(2,034,841)	(146,170,723)

	47,565	$1,751,168	106,758	$8,760,035

Class R
Shares sold	104,772	$6,180,144	247,765	$15,757,043
Shares issued in reinvestment of distributions	247,376	13,563,609	314,853	20,274,657
Shares redeemed	(425,456)	(24,867,655)	(657,216)	(42,309,475)

	(73,308)	$(5,123,902)	(94,598)	$(6,277,775)

	(8,740,469)	$(568,165,585)	(12,252,782)	$(830,958,717)

High Equity Income
Institutional
Shares sold	8,182,875	$237,730,365	18,635,786	$524,021,705
Shares issued in reinvestment of distributions	1,859,372	54,310,380	3,663,485	105,083,107
Shares redeemed	(7,244,720)	(210,181,371)	(25,716,293)	(718,766,553)

	2,797,527	$81,859,374	(3,417,022)	$(89,661,741)

Investor A
Shares sold and automatic conversion of shares	1,042,872	$25,278,126	1,530,371	$36,595,669
Shares issued in reinvestment of distributions	469,879	11,478,122	948,580	22,749,050
Shares redeemed	(1,514,028)	(36,831,568)	(2,703,518)	(64,288,164)

	(1,277)	$(75,320)	(224,567)	$(4,943,445)

Investor C
Shares sold	293,221	$4,437,163	526,434	$7,784,988
Shares issued in reinvestment of distributions	146,928	2,214,435	293,234	4,364,283
Shares redeemed and automatic conversions of shares	(450,898)	(6,824,200)	(817,683)	(12,073,385)

	(10,749)	$(172,602)	1,985	$75,886

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/25		Year Ended 05/31/25

Fund Name/Share Class	Shares	Amount	Shares	Amount
High Equity Income (continued)
Class K
Shares sold	564,564	$16,396,713	1,473,885	$41,664,605
Shares issued in reinvestment of distributions	209,533	6,112,300	597,649	17,164,290
Shares redeemed	(1,417,222)	(41,451,682)	(4,109,180)	(110,000,585)

	(643,125)	$(18,942,669)	(2,037,646)	$(51,171,690)

	2,142,376	$62,668,783	(5,677,250)	$(145,700,990)

Mid-Cap Growth Equity
Institutional
Shares sold	7,988,226	$350,334,057	15,032,152	$611,861,106
Shares issued in reinvestment of distributions	3,122,696	134,931,692	—	—
Shares redeemed	(23,602,001)	(1,024,251,984)	(63,014,035)	(2,576,136,207)

	(12,491,079)	$(538,986,235)	(47,981,883)	$(1,964,275,101)

Service
Shares sold	25,111	$971,391	127,661	$4,685,835
Shares issued in reinvestment of distributions	48,247	1,839,659	—	—
Shares redeemed	(705,872)	(27,001,681)	(635,513)	(23,434,344)

	(632,514)	$(24,190,631)	(507,852)	$(18,748,509)

Investor A
Shares sold and automatic conversion of shares	1,328,865	$48,538,807	3,606,779	$126,439,042
Shares issued in reinvestment of distributions	1,873,990	67,932,141	—	—
Shares redeemed	(5,200,146)	(189,273,120)	(11,454,473)	(398,340,114)

	(1,997,291)	$(72,802,172)	(7,847,694)	$(271,901,072)

Investor C
Shares sold	55,458	$1,705,034	242,076	$6,183,661
Shares issued in reinvestment of distributions	349,355	8,847,854	—	—
Shares redeemed and automatic conversion of shares	(978,927)	(25,701,240)	(2,201,784)	(56,464,433)

	(574,114)	$(15,148,352)	(1,959,708)	$(50,280,772)

Class K
Shares sold	3,495,442	$152,994,358	14,816,872	$610,234,528
Shares issued in reinvestment of distributions	2,372,647	103,281,348	—	—
Shares redeemed	(30,728,310)	(1,347,493,407)	(54,628,834)	(2,269,019,642)

	(24,860,221)	$(1,091,217,701)	(39,811,962)	$(1,658,785,114)

Class R
Shares sold	115,541	$4,094,193	368,272	$12,381,997
Shares issued in reinvestment of distributions	100,597	3,523,900	—	—
Shares redeemed	(799,245)	(28,014,759)	(897,697)	(30,664,264)

	(583,107)	$(20,396,666)	(529,425)	$(18,282,267)

	(41,138,326)	$(1,762,741,757)	(98,638,524)	$(3,982,272,835)

Technology Opportunities
Institutional
Shares sold	4,045,944	$325,659,319	10,676,855	$750,964,446
Shares issued in reinvestment of distributions	2,266,243	174,817,956	1,523,620	112,641,239
Shares redeemed	(6,968,648)	(565,785,233)	(12,300,761)	(862,120,690)

	(656,461)	$(65,307,958)	(100,286)	$1,484,995

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/25		Year Ended 05/31/25

Fund Name/Share Class	Shares	Amount	Shares	Amount
Technology Opportunities (continued)
Service
Shares sold	70,920	$5,274,417	257,946	$17,247,737
Shares issued in reinvestment of distributions	45,116	3,198,716	33,359	2,280,726
Shares redeemed	(123,484)	(9,026,339)	(316,600)	(20,353,931)

	(7,448)	$(553,206)	(25,295)	$(825,468)

Investor A
Shares sold and automatic conversion of shares	2,285,183	$165,650,206	5,044,809	$324,334,699
Shares issued in reinvestment of distributions	1,967,925	135,747,480	1,325,531	88,320,110
Shares redeemed	(3,158,261)	(227,808,033)	(7,322,687)	(466,015,973)

	1,094,847	$73,589,653	(952,347)	$(53,361,164)

Investor C
Shares sold	331,428	$18,267,780	676,637	$33,933,803
Shares issued in reinvestment of distributions	453,386	23,816,369	312,597	16,233,137
Shares redeemed and automatic conversion of shares	(814,092)	(44,974,783)	(1,579,819)	(79,231,894)

	(29,278)	$(2,890,634)	(590,585)	$(29,064,954)

Class K
Shares sold	674,734	$54,913,993	4,192,619	$299,508,059
Shares issued in reinvestment of distributions	371,033	28,736,481	177,138	13,138,324
Shares redeemed	(1,601,238)	(131,114,355)	(1,514,409)	(107,269,314)

	(555,471)	$(47,463,881)	2,855,348	$205,377,069

Class R
Shares sold	98,205	$7,008,134	266,788	$17,130,381
Shares issued in reinvestment of distributions	48,603	3,339,536	31,897	2,120,805
Shares redeemed	(133,023)	(9,564,338)	(282,790)	(17,865,794)

	13,785	$783,332	15,895	$1,385,392

	(140,026)	$(41,842,694)	1,202,730	$124,995,870

As of November 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Share Class	High Equity Income	Technology Opportunities
Class K	11,882	8,673

11.	FOREIGN WITHHOLDINGS TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the Funds is able to pass through to shareholders as a foreign tax credit in the current year, the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of November 30, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.

Energy Opportunities is seeking a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of BlackRock Capital Appreciation Fund, Inc. and the Trust is paid by BlackRock Capital Appreciation Fund, Inc. and the Trust on behalf of the Funds.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1.	Access the BlackRock website at blackrock.com
2.	Select “Access Your Account”
3.	Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	79

Additional Information  (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110

Sub-Adviser(a)	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10001
United Kingdom
Legal Counsel
Accounting Agent and Transfer Agent	Ropes & Gray LLP
BNY Mellon Investment Servicing (US) Inc.	New York, NY 10036
Wilmington, DE 19809
Address of the Corporation/Trust
Custodian	100 Bellevue Parkway
The Bank of New York Mellon	Wilmington, DE 19809
New York, NY 10286

(a) BlackRock Energy Opportunities Fund.

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Glossary of Terms Used in these Financial Statements

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CVR	Contingent Value Rights

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	81

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: January 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: January 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: January 21, 2026